UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
June 30
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Annual Report June 30, 2009

WALL ST

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

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M+

Annual Report June 30, 2009 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund  a s  o f  J u n e  3 0,  2 0 0 9
M A N A G E M E N T ’ S  D I S C U S S I O N  O F  F U N D  P E R F O R M A N C E

Thomas Seto Parametric Portfolio Associates, LLC Co-Portfolio Manager David Stein, Ph.D. Parametric Portfolio Associates, LLC Co-Portfolio Manager	Economic and Market Conditions
•  Global stock markets moved dramatically lower during the first eight months of the year ending June 30, 2009, but they staged a turnaround during the final four months. During the summer of 2008, the magnitude of the damage from the subprime lending crisis became increasingly apparent. Many banks in the U.S. and Europe were forced to take enormous write-offs from bad real estate loans, losses that severely impaired their overall lending capacity. As global markets declined further, investor and consumer sentiment worsened. The failure of Lehman Brothers in September 2008 and the tenuous condition of other capital-starved banks and financial institutions sparked fears of a global financial collapse.

•      2009 brought continued anxiety in January and February, but global stock prices rallied in March in response to the economic stimulus measures adopted by the United States. Investors who had been on the sidelines poured money into global stocks, producing a significant rally that lasted until the end of the year.
•  Emerging markets generated losses during the year, as evidenced by the MSCI Emerging Markets Index’s (the Index) return of -28.07% for the year ending June 30, 2009.1 However, the final quarter of the period, in which the Index gained 34.73%, was encouraging. Investor confidence was buoyed by a host of national stimulus actions, including numerous interest rate cuts and spending efforts in Brazil, Russia, India and China. Net inflows into emerging market equity funds totaled a record $26.5 billion for the quarter ended June 30, 2009.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Management Discussion
•  During the year ending June 30, 2009, the Fund had a negative return that reflected the difficult market and economic environment, as well as the asset class’s historic losses incurred in 2008 and early 2009. The Fund outperformed its Lipper peer group average but slightly underperformed the MSCI Index, its primary benchmark. The Fund underperformed the Index primarily as a result of an underweight to China, which outperformed during the period. The Fund’s positions in the United Arab Emirates, Nigeria and Saudi Arabia, all of which are not in the Index, also detracted from its performance.
•  On the positive side, our significant underweight to Russia, which was down nearly 60%, made the largest contribution to relative performance. An overweight to Chile and underweights to South Korea, Taiwan and Brazil were also beneficial.
•  Toward the end of the year, the Fund registered strong outperformance from countries that underperformed earlier in the period. Management believed that the Fund was well-positioned to capture these types of reversals (as was the case with Hungary, which gained nearly 70% in the final quarter of the Fund’s fiscal year) due to its long-term investment approach and commitment to diversification.

Total Return Performance 6/30/08 - 6/30/09

Fund - Class I2	-29.00%
MSCI Emerging Markets Index[1]	-28.07
S&P/IFCI Emerging Markets Index[1]	-27.35
Lipper Emerging Markets Funds Average[1]	-30.87
See page 3 for more performance information, including after-tax returns.

[1]
The Fund’s primary benchmark changed from the S&P/IFCI Emerging Markets Index to the MSCI Emerging Markets Index on April 27, 2009, as the MSCI Emerging Markets Index was deemed to be a more appropriate primary benchmark for the Fund. It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Class I is offered to certain investors at net asset value. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

T-M Emerging Mkts AR 0609.indd 1

Eaton Vance Tax-Managed Emerging Markets Fund  a s  o f  J u n e  3 0,  2 0 0 9
F U N D  P E R F O R M A N C E  A N D  P O R T F O L I O  C O M P O S I T I O N
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the S&P/IFCI Emerging Markets Index and the MSCI Emerging Markets Index — both of which are unmanaged indices of common stocks traded in the emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $50,000 in each of Class I and the S&P/IFCI Emerging Markets Index and the MSCI Emerging Markets Index. Class I total returns are presented at net asset value. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Composition
Sector Weightings1
By net assets
1Sector weightings are shown as a percentage of the Fund’s net assets as of 6/30/09. Excludes cash equivalents.
Regional Weightings2
By total long-term investments
2As a percentage of the Fund’s total long-term investments as of 6/30/09.
*Source: Thomson Financial. Class I of the Fund commenced investment operations on 6/30/98. The Fund’s performance prior to February 6, 2004, is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. The Fund’s primary benchmark changed from the S&P/IFCI Emerging Markets Index to the MSCI Emerging Markets Index on April 27, 2009. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

T-M Emerging Mkts AR 0609.indd 2

Eaton Vance Tax-Managed Emerging Markets Fund  a s  o f  J u n e  3 0,  2 0 0 9
F U N D  P E R F O R M A N C E
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended June 30, 2009)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Ten Years	Life of Fund[1]

Return Before Taxes	-29.00%	16.40%	12.03%	13.82%
Return After Taxes on Distributions	-29.07	16.11	11.45	13.26
Return After Taxes on Distributions and Sale of Fund Shares	-18.36	14.57	10.51	12.25
Returns Reflecting the Redemption Fee (Class I)

	One Year	Five Years	Ten Years	Life of Fund[1]

Return Before Taxes	-30.38%	15.98%	11.85%	13.65%
Return After Taxes on Distributions	-30.44	15.69	11.26	13.09
Return After Taxes on Distributions and Sale of Fund Shares	-19.26	14.19	10.34	12.09
Total Annual Operating Expenses (Class I)2

Expense Ratio	0.98%

1Class I commenced operations on 6/30/98. The Fund’s performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.
2Source: Prospectus dated 11/1/08.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

T-M Emerging Mkts AR 0609.indd 3

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/09)	(6/30/09)	(1/1/09 – 6/30/09)

Actual
Class I	$1,000.00	$1,305.20	$5.43

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.10	$4.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2008.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS

Common Stocks — 97.5%

Security	Shares	Value

Argentina — 0.8%

Aluar Aluminio Argentino SAIC	97,117	$75,443
Banco Macro Bansud SA, Class B(1)	130,676	213,349
Banco Macro SA, Class B ADR(1)	71,000	1,149,490
BBVA Banco Frances SA(1)	67,312	100,148
BBVA Banco Frances SA ADR(1)	20,300	95,207
Cresud SA ADR	96,900	913,767
Grupo Financiero Galicia SA, Class B(1)	89,316	30,105
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	338,870
IRSA Inversiones y Representaciones SA(1)	119,544	58,867
IRSA Inversiones y Representaciones SA GDR(1)	57,300	274,467
Ledesma SAAI	259,501	249,422
MercadoLibre, Inc.(1)	70,000	1,881,600
Molinos Rio de la Plata SA, Class A	23	49
Molinos Rio de la Plata SA, Class B	92,923	197,224
Petrobras Energia Participaciones SA ADR	143,500	852,390
Petrobras Energia Participaciones SA, Class B	134,218	82,704
Siderar SAIC(1)	75,100	231,381
Telecom Argentina SA, Class B(1)	229,824	605,198
Telecom Argentina SA, Class B ADR(1)	181,200	2,324,796
Transportadora de Gas del Sur SA	252,923	118,553
Transportadora de Gas del Sur SA ADR	33,800	75,712

		$9,868,742

Botswana — 0.7%

Barclays Bank of Botswana	1,120,550	$942,900
Botswana Insurance Holdings, Ltd.	298,665	312,873
First National Bank of Botswana	5,711,600	1,769,371
Letshego	420,300	628,122
Sechaba Breweries, Ltd.	1,511,300	2,987,576
Sefalana Holding Co.	991,000	372,310
Standard Chartered Bank	620,790	1,587,323

		$8,600,475

Brazil — 5.8%

AES Tiete SA	15,327	$144,627
AES Tiete SA, PFC Shares	18,716	194,849
American Banknote SA	19,000	144,960
Aracruz Celulose SA, PFC Shares	63,000	93,560
B2W Companhia Global do Varejo	20,200	382,558
Banco Bradesco SA	60,000	734,575
Banco Bradesco SA, PFC Shares	236,300	3,494,756
Banco do Brasil SA	56,600	611,783
Banco Itau Holding Financeira SA, PFC Shares	295,357	4,687,728
Bombril SA, PFC Shares(1)	100,000	293,953
Bradespar SA, PFC Shares	39,200	512,131
Brasil Telecom Participacoes SA	9,400	167,900
Brasil Telecom Participacoes SA, PFC Shares	81,819	639,270
Brasil Telecom SA, PFC Shares	42,212	281,126
Braskem SA, PFC Shares	16,000	58,627
BRF-Brasil Foods SA(1)	53,908	1,031,666
Centrais Eletricas Brasileiras SA	44,000	643,327
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	57,482	748,043
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	29,024	562,854
Cia de Bebidas das Americas, PFC Shares	69,465	4,515,754
Cia de Companhia de Concessoes Rodoviarias (CCR)	40,000	641,592
Cia de Saneamento Basico do Estado de Sao Paulo	23,200	343,708
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,600	628,275
Cia Energetica de Minas Gerais	9,928	104,119
Cia Energetica de Minas Gerais, PFC Shares	91,137	1,225,547
Cia Energetica de Sao Paulo, PFC Shares	23,500	234,940
Cia Paranaense de Energia-Copel, PFC Shares	36,800	512,702
Cia Siderurgica Nacional SA (CSN)	60,300	1,342,325
Cia Vale do Rio Doce	189,400	3,334,677
Cia Vale do Rio Doce, PFC Shares	328,292	5,001,029
Contax Participacoes SA ADR	26,608	34,058
Contax Participacoes SA, PFC Shares	7,550	207,216
Cosan SA Industria e Comercio(1)	52,100	382,873
CPFL Energia SA	15,000	243,659
Cyrela Brazil Realty SA	85,724	649,656
Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,164	18,275
Diagnosticos da America SA(1)	19,400	340,577
Duratex SA, PFC Shares	45,600	505,219
EDP-Energias do Brasil SA	16,600	229,155
Eletropaulo Metropolitana SA, Class B, PFC Shares	23,068	408,855
Embratel Participacoes SA	37,424,000	171,889
Embratel Participacoes SA, PFC Shares	67,000,000	314,570
Empresa Brasileira de Aeronautica SA	152,532	634,415
Gafisa SA	47,400	396,472
Gerdau SA, PFC Shares	78,800	824,394
GVT Holding SA(1)	22,800	379,321
Investimentos Itau SA, PFC Shares	926,039	4,120,980
JBS SA	164,700	590,886
Klabin SA, PFC Shares	47,000	71,717
Localiza Rent a Car SA	19,500	120,413
Lojas Americanas SA, PFC Shares	288,359	1,350,924
Lojas Renner SA	29,000	319,969
Lupatech SA(1)	13,700	172,832

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Brazil (continued)

Marcopolo SA, PFC Shares	46,300	$105,147
Metalurgica Gerdau SA, PFC Shares	31,400	413,432
MRV Engenharia e Participacoes SA	39,200	543,139
Natura Cosmeticos SA	35,000	461,904
Net Servicos de Comunicacao SA, PFC Shares	109,407	1,060,849
Petroleo Brasileiro SA	275,200	5,630,400
Petroleo Brasileiro SA ADR	187,400	6,251,664
Petroleo Brasileiro SA, PFC Shares	224,600	3,719,454
Randon Participacoes SA, PFC Shares	63,700	308,179
Sadia SA, PFC Shares	172,000	417,821
Souza Cruz SA	28,900	823,270
Suzano Papel e Celulose SA	20,000	154,733
Tam SA, PFC Shares	12,600	129,890
Tele Norte Leste Participacoes SA	11,200	211,482
Tele Norte Leste Participacoes SA, PFC Shares	47,300	755,545
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	395,661
Telemar Norte Leste SA, PFC Shares	9,000	250,319
Telemig Celular Participacoes SA, PFC Shares	5,561	140,423
Telesp-Telecomunicacoes de Sao Paulo SA	5,050	107,211
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	409,811
Tim Participacoes SA(1)	30,104	102,933
Tim Participacoes SA, PFC Shares	88,232	156,697
Totvs SA	11,000	375,274
Tractebel Energia SA	41,300	399,405
Ultrapar Participacoes SA, PFC Shares	25,912	821,726
Usinas Siderurgicas de Minas Gerais SA	10,350	218,937
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	31,500	668,903
Vivo Participacoes SA, PFC Shares	39,800	758,018
Votorantim Celulose e Papel SA, PFC Shares	12,400	133,144
Weg SA	130,700	920,469

		$72,647,126

Bulgaria — 0.3%

Albena Invest Holding PLC	19,550	$56,214
Bulgarian American Credit Bank JSCO(1)	38,300	317,266
Bulgarian Telecommunications Co.(1)	32,300	95,579
Bulgartabak Holding	3,450	50,735
CB First Investment Bank AD(1)	54,000	84,002
Chimimport AD(1)	487,988	760,073
Corporate Commercial Bank AD(1)	19,900	845,913
Doverie Holding AD(1)	40,000	106,119
Industrial Holding Bulgaria PLC(1)	157,774	204,056
Olovno Tzinkov Komplex AD(1)	33,800	295,196
Petrol AD(1)	76,205	332,329
Sopharma AD	303,500	611,665

		$3,759,147

Chile — 3.1%

Administradora de Fondos de Pensiones Provida SA ADR(1)	9,800	$253,624
AES Gener SA	513,100	216,979
Almendral SA	7,092,000	678,412
Antarchile SA, Series A	28,200	431,104
Banco de Chile	7,328,779	515,385
Banco de Chile ADR	21,946	933,802
Banco de Credito e Inversiones	62,663	1,574,536
Banco Santander Chile SA	6,125,600	274,432
Banco Santander Chile SA ADR	47,622	2,223,471
Cap SA	12,000	297,046
Cencosud SA	379,000	991,477
Cia Cervecerias Unidas SA ADR	37,800	1,323,000
Cia Electro Metalurgica SA	17,500	180,661
Cia General de Electricidad SA	116,110	790,397
Cia SudAmericana de Vapores SA(1)	159,940	128,972
Colbun SA	3,410,100	863,316
Corpbanca SA	83,071,400	486,044
Corpbanca SA ADR	17,000	501,500
Embotelladora Andina SA, Series A ADR	25,100	370,225
Embotelladora Andina SA, Series B ADR	48,900	832,278
Empresa Nacional de Electricidad SA ADR	61,159	3,045,107
Empresa Nacional de Telecomunicaciones SA	61,400	823,272
Empresas CMPC SA	18,900	492,729
Empresas Copec SA	249,600	2,973,669
Enersis SA ADR	137,171	2,533,548
Grupo Security SA	1,066,690	303,834
Invercap SA	51,300	465,620
Inversiones Aguas Metropolitanas SA	211,100	243,067
Lan Airlines SA ADR	80,500	968,415
Madeco SA	4,859,800	335,379
Madeco SA ADR	105,700	732,501
Masisa SA	7,040,250	930,779
Minera Valparaiso SA	28,200	793,566
Parque Arauco SA	498,800	463,021
Quinenco SA	223,900	409,381
S.A.C.I. Falabella SA	723,600	2,849,620
Salfacorp SA	95,700	138,189
SM-Chile SA, Class B	2,793,600	261,941
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	1,297,173
Sociedad Quimica y Minera de Chile SA	20,950	842,715

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Chile (continued)

Sociedad Quimica y Minera de Chile SA, Series B ADR	57,200	$2,070,068
Sonda SA	301,200	434,925
Vina Concha y Toro SA ADR	31,000	1,117,395

		$38,392,575

China — 6.7%

Air China, Ltd., Class H(1)	300,000	$146,021
Aluminum Corp. of China Ltd., Class H	696,000	652,234
American Oriental Bioengineering, Inc.(1)	17,500	92,575
Angang Steel Co., Ltd., Class H	428,000	704,782
Anhui Conch Cement Co., Ltd., Class H	110,000	683,487
Baidu.com, Inc. ADR(1)	4,800	1,445,232
Bank of China, Ltd., Class H	3,953,000	1,871,915
Beijing Capital International Airport Co., Ltd., Class H(1)	236,000	163,406
Beijing Enterprises Holdings, Ltd.	119,000	593,074
Beijing North Star Co., Ltd., Class H	1,580,000	524,623
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	352,794
BYD Co., Ltd., Class H(1)	266,000	1,060,432
Chaoda Modern Agriculture Holdings Ltd.	231,660	136,065
China Agri-Industries Holdings, Ltd.	725,000	449,795
China CITIC Bank, Class H	384,000	246,612
China Communications Services Corp., Ltd., Class H	268,000	164,447
China Communications Construction Co., Ltd., Class H	837,000	969,337
China Construction Bank, Class H	3,489,000	2,683,951
China COSCO Holdings Co., Ltd., Class H	323,150	381,199
China Dongxiang Group Co.	520,000	347,300
China Everbright, Ltd.	456,000	1,116,596
China Foods, Ltd.	460,000	275,595
China International Marine Containers Co., Ltd., Class B	163,812	155,945
China Life Insurance Co., Ltd., Class H	1,164,000	4,307,954
China Medical Technologies, Inc. ADR	5,200	103,532
China Mengniu Dairy Co., Ltd.(1)	143,000	330,640
China Merchants Holdings International Co., Ltd.	824,000	2,344,234
China Merchants Property Development Co., Ltd.	588,654	1,385,744
China Mobile Hong Kong, Ltd.	709,400	7,102,795
China Oilfield Services, Ltd., Class H	564,000	609,888
China Overseas Land & Investment, Ltd.	828,360	1,899,100
China Petroleum & Chemical Corp., Class H	3,974,000	3,013,890
China Railway Construction Corp., Class H(1)	404,000	617,900
China Railway Group, Ltd., Class H(1)	400,000	319,087
China Resources Enterprise, Ltd.	414,000	829,150
China Resources Power Holdings Co., Ltd.	190,000	419,262
China Shenhua Energy Co., Ltd., Class H	371,000	1,345,908
China Southern Airlines Co., Ltd., Class H(1)	562,500	155,584
China Telecom Corp., Ltd., Class H	1,950,000	967,871
China Travel International Investment Hong Kong, Ltd.	800,000	175,751
China Unicom, Ltd.	710,290	942,579
China Vanke Co., Ltd., Class B	1,185,417	1,708,527
China Yurun Food Group, Ltd.	338,000	507,809
Chongqing Changan Automobile Co., Ltd., Class B	723,024	334,406
CNOOC, Ltd.	2,097,500	2,583,808
Cosco Pacific, Ltd.	122,000	136,136
Ctrip.com International, Ltd. ADR(1)	14,600	675,980
Datang International Power Generation Co., Ltd., Class H	460,000	278,579
Dazhong Transportation Group Co., Ltd., Class B	633,875	451,893
Denway Motors, Ltd.	1,892,000	750,562
Dongfeng Motor Corp., Class H	1,298,000	1,095,370
FU JI Food & Catering Services	133,000	110,371
Genting Singapore PLC(1)	600	281
Guangdong Electric Power Development Co., Ltd., Class B	264,000	126,399
Guangdong Investment, Ltd.	374,000	173,518
Guangdong Provincial Expressway Development Co., Ltd., Class B	234,960	109,551
Hangzhou Steam Turbine Co., Ltd., Class B	210,236	339,904
Harbin Power Equipment Co., Ltd., Class H	146,000	136,475
Huaneng Power International, Inc., Class H	960,000	675,174
Industrial & Commercial Bank of China	5,361,000	3,720,370
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	165,600	113,479
Jiangsu Expressway Co., Ltd., Class H	352,000	257,321
Jiangxi Copper Co., Ltd., Class H	432,000	702,982
Kingboard Chemical Holdings, Ltd.	164,000	403,750
Lenovo Group, Ltd.	822,000	308,844
Li Ning Co., Ltd.	215,000	635,032
Lianhua Supermarket Holdings Ltd., Class H	130,000	208,028
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	866,122
NetEase.com, Inc. ADR(1)	13,900	489,002
Parkson Retail Group, Ltd.	290,000	416,042
PetroChina Co., Ltd., Class H	2,824,300	3,121,023
PICC Property & Casualty Co., Ltd., Class H(1)	390,000	266,142
Ping An Insurance Group Co. of China, Ltd., Class H	333,000	2,235,112
Qingling Motors Co., Ltd., Class H	1,448,966	264,196
Samson Holding, Ltd.	222,000	34,598
Shanghai Diesel Engine Co., Ltd., Class B(1)	534,000	311,913
Shanghai Electric Group Co., Ltd., Class H	460,000	197,613
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	184,241
Shanghai Industrial Holdings, Ltd.	175,000	697,499

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

China (continued)

Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	$756,496
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	200,512
Shanghai Zhenhua Port Machinery Co., Ltd., Class B	863,200	739,901
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	221,064
SINA Corp.(1)	9,000	265,320
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,628,000	558,309
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	661,625
Sinotrans, Ltd., Class H	300,000	67,406
Sohu.com, Inc.(1)	4,600	289,018
Tencent Holdings, Ltd.	140,800	1,627,324
Tingyi (Cayman Islands) Holding Corp.	1,184,000	1,952,145
TPV Technology, Ltd.	84,000	37,253
Travelsky Technology, Ltd., Class H	812,000	449,057
Tsingtao Brewery Co., Ltd., Class H	1,124,000	3,511,144
Want Want China Holdings, Ltd.	1,454,000	811,901
Weiqiao Textile Co., Ltd., Class H	82,000	42,442
Wumart Stores, Inc., Class H	156,000	194,250
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	640,308
Yanzhou Coal Mining Co., Ltd., Class H	548,000	752,875
Zhejiang Expressway Co., Ltd., Class H	186,000	146,132
Zijin Mining Group Co., Ltd., Class H	656,000	591,204
ZTE Corp., Class H	328,120	1,133,480

		$83,365,504

Colombia — 0.9%

Almacenes Exito SA	99,500	$654,361
Banco de Bogota	14,000	191,325
Bancolombia SA ADR, PFC Shares	53,000	1,616,500
Cementos Argos SA	167,900	648,420
Cia Colombiana de Inversiones SA	39,126	585,795
Cia de Cemento Argos SA	271,300	1,543,778
Grupo Aval Acciones y Valores SA	1,192,000	351,929
Grupo Nacional de Chocolates SA	156,400	1,315,977
Interconexion Electrica SA	470,000	2,001,446
Promigas SA	27,000	491,894
Suramericana de Inversiones SA	126,600	1,185,694
Tableros y Maderas de Caldas(1)	54,336,100	140,148
Textiles Fabricato Tejicondor SA(1)	15,075,500	193,366

		$10,920,633

Croatia — 0.7%

Adris Grupa DD, PFC Shares	27,150	$1,162,301
Atlantska Plovidba DD	13,210	2,853,089
Croatia Osiguranje DD(1)	160	107,094
Dalekovod DD	9,520	710,535
Ericsson Nikola Tesla	3,410	817,722
Hrvatske Telekomunikacije DD	25,750	1,082,673
Institut Gradevinarstva Hrvatske DD	1,110	785,962
Koncar-Elektroindustrija DD(1)	2,370	177,054
Kras DD(1)	1,645	99,230
Petrokemija DD(1)	5,250	125,581
Podravka Prehrambena Industija DD(1)	17,450	805,218
Privredna Banka Zagreb DD(1)	3,310	335,951
Riviera Holding DD(1)	3,830	132,294
Tankerska Plovidba DD	290	111,161

		$9,305,865

Czech Republic — 2.9%

CEZ AS	391,970	$17,656,275
Komercni Banka AS	54,900	7,590,086
Komercni Banka AS GDR	27,154	1,266,191
New World Resources NV, Class A	529,000	2,457,368
Philip Morris CR AS	2,860	974,001
Telefonica 02 Czech Republic AS	144,500	3,298,727
Telefonica 02 Czech Republic AS GDR	54,303	1,237,859
Unipetrol AS(1)	373,200	2,266,143

		$36,746,650

Egypt — 1.6%

Alexandria Mineral Oils Co.	49,000	$420,426
Arab Cotton Ginning	733,000	758,788
Commercial International Bank	251,945	2,202,789
Credit Agricole Egypt	38,690	100,192
Eastern Tobacco	55,400	1,136,918
Egypt Kuwaiti Holding Co.	333,959	607,468
Egyptian Financial & Industrial Co.(1)	137,064	577,460
Egyptian Financial Group-Hermes Holding SAE	263,800	1,055,275
Egyptian for Tourism Resorts(1)	2,293,300	1,012,104
Egyptian International Pharmaceutical Industrial Co.	40,120	193,400
Egyptian Media Production City(1)	52,998	57,717
El Ezz Aldekhela Steel Alexa Co.	3,050	385,559
El Ezz Steel Rebars SAE	214,800	464,116
El Sewedy Cables Holding Co.(1)	60,900	736,991
El Watany Bank of Egypt(1)	43,866	232,308
Maridive & Oil Services SAE	116,900	443,705
Medinet Nasr for Housing	56,250	325,537

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Egypt (continued)

Misr Cement	18,251	$254,483
MobiNil-Egyptian Co. for Mobil Services	25,478	882,331
National Societe General Bank	31,878	153,087
Olympic Group Financial Investments	67,971	300,898
Orascom Construction Industries (OCI)	107,301	3,661,642
Orascom Hotel Holdings SAE(1)	11,863	59,167
Orascom Telecom Holding SAE(1)	383,900	2,058,455
Oriental Weavers Co.	35,464	221,611
Pioneers Holding(1)	231,800	244,815
Raya Holding Co.(1)	43,400	45,795
Sidi Kerir Petrochemicals Co.	267,800	569,008
Suez Cement Co.	42,400	253,251
Talaat Moustafa Group(1)	470,000	445,601
Telecom Egypt	230,000	646,739
Torah Portland Cement Co.	12,900	59,778

		$20,567,414

Estonia — 0.4%

AS Baltika(1)	310,189	$247,370
AS Eesti Ehitus	115,400	140,617
AS Eesti Telekom	103,700	631,678
AS Eesti Telekom GDR	42,400	826,800
AS Harju Elekter	18,000	28,958
AS Jarvevana(1)	76,600	29,952
AS Merko Ehitus(1)	76,600	364,601
AS Norma	25,000	89,857
AS Olympic Entertainment Group(1)	528,217	434,551
AS Tallink Group, Ltd.(1)	3,521,130	1,622,723
AS Tallinna Kaubamaja	86,200	293,371
AS Tallinna Vesi	19,235	226,362

		$4,936,840

Ghana — 0.3%

Aluworks Ghana, Ltd.(1)	1,810,900	$372,170
CAL Bank, Ltd.	1,731,000	231,495
Ghana Commercial Bank, Ltd.(1)	1,384,370	499,873
Home Finance Co., Ltd.(1)	3,899,473	1,102,058
Produce Buying Co., Ltd.(1)	650,000	53,267
SSB Bank, Ltd.(1)	740,000	227,616
Standard Chartered Bank of Ghana, Ltd.(1)	34,600	670,946
Unilever Ghana, Ltd.(1)	249,000	581,083

		$3,738,508

Hungary — 3.2%

Danubius Hotel & Spa Rt.(1)	5,440	$103,062
EGIS Rt.	3,378	305,611
FHB Mortgage Bank Rt.(1)	18,000	70,306
Fotex Rt.(1)	478,034	946,407
Magyar Telekom Rt.	2,544,834	7,514,871
Magyar Telekom Rt. ADR	37,300	556,516
MOL Hungarian Oil & Gas Rt.	121,645	7,526,643
OTP Bank Rt.(1)	772,100	13,959,473
PannErgy PLC(1)	129,000	571,286
RABA Automotive Holding Rt.(1)	52,760	174,982
Richter Gedeon Rt.	45,422	8,169,542

		$39,898,699

India — 6.6%

Aban Offshore, Ltd.	4,700	$87,608
ACC, Ltd.	28,800	463,951
Adani Exports, Ltd.	14,600	245,384
Aditya Birla Nuvo, Ltd.	14,406	260,823
Akruti City, Ltd.	5,000	53,455
Allahabad Bank, Ltd.	64,000	103,822
Amtek Auto, Ltd.	38,500	98,084
Andhra Bank	55,000	93,733
Apollo Hospitals Enterprise, Ltd.	15,700	189,134
Asea Brown Boveri India, Ltd.	18,700	305,440
Ashok Leyland, Ltd.	123,000	76,558
Asian Paints, Ltd.	8,000	195,818
Bajaj Auto, Ltd.(1)	11,100	226,695
Bajaj Auto, Ltd. GDR(2)	7,202	150,798
Bajaj Finserv, Ltd.(1)	11,100	91,394
Bajaj Finserv, Ltd. GDR(2)	7,202	59,504
Bajaj Hindusthan, Ltd.	59,700	256,029
Bajaj Holdings & Investment, Ltd.(1)	11,100	85,290
Bajaj Holdings & Investment, Ltd. GDR(2)	7,202	69,388
Balrampur Chini Mills, Ltd.	145,600	324,267
Bank of India	43,100	317,719
BEML, Ltd.	5,000	112,449
Bharat Electronics, Ltd.	5,000	136,735
Bharat Forge, Ltd.	42,200	126,107
Bharat Heavy Electricals, Ltd.	36,500	1,692,031
Bharat Petroleum Corp., Ltd.	14,000	125,487
Bharti Airtel, Ltd.(1)	188,400	3,168,405
Biocon, Ltd.	38,400	176,963
Bombay Dyeing & Manufacturing Co., Ltd.	16,100	103,526
Cairn India, Ltd.(1)	104,200	505,097
Canara Bank, Ltd.(1)	21,500	117,418
Century Textiles & Industries, Ltd.	12,000	98,051
Cipla, Ltd.	161,400	852,629
Colgate-Palmolive (India), Ltd.	13,000	165,214
Container Corp. of India, Ltd.	9,000	183,036

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

India (continued)

Corporation Bank	17,000	$117,165
Crompton Greaves, Ltd.	38,800	236,259
Cummins India, Ltd.	23,000	132,154
Dabur India, Ltd.	139,000	369,110
Dish TV India, Ltd.(1)	20,412	16,444
Divi’s Laboratories, Ltd.	7,000	163,265
Dr. Reddy’s Laboratories, Ltd.	13,300	217,850
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	454,260
EIH, Ltd.	52,500	137,067
Essar Oil, Ltd.(1)	178,500	570,463
Financial Technologies India, Ltd.	3,500	95,022
Gail India, Ltd.	80,250	484,999
Gail India, Ltd. GDR	25,050	910,567
Glaxosmithkline Pharmaceuticals, Ltd.	8,000	198,632
Glenmark Pharmaceuticals, Ltd.(1)	40,800	185,358
GMR Infrastructure(1)	97,800	287,930
Grasim Industries, Ltd. GDR(2)	13,300	641,858
Great Eastern Shipping Co., Ltd.	15,200	79,666
Great Offshore, Ltd.(1)	3,800	33,593
GTL, Ltd.(1)	34,000	216,831
Gujarat Ambuja Cements, Ltd.	159,800	293,981
HCL Technologies, Ltd.	49,700	191,723
HDFC Bank, Ltd.	51,200	1,604,242
HDFC Bank, Ltd. ADR	7,700	794,101
Hero Honda Motors, Ltd.	31,942	929,676
Hindalco Industries, Ltd.	201,210	361,345
Hindustan Construction, Ltd.	71,300	153,880
Hindustan Lever, Ltd.	383,709	2,147,599
Hindustan Petroleum Corp., Ltd.	18,000	112,395
Hindustan Zinc, Ltd.	19,900	249,598
Housing Development & Infrastructure, Ltd.	154,485	746,955
Housing Development Finance Corp.(1)	89,000	4,363,417
I-Flex Solutions, Ltd.(1)	4,000	103,560
ICICI Bank, Ltd.	84,100	1,266,904
ICICI Bank, Ltd. ADR	21,000	619,500
IDBI Bank, Ltd.	74,000	170,562
Idea Cellular, Ltd.(1)	533,400	791,507
India Cements, Ltd.	48,000	132,065
Indiabulls Financial Services, Ltd.	41,800	172,672
Indiabulls Real Estate, Ltd.	17,000	69,291
Indiabulls Securities, Ltd.	245,500	212,173
Indian Hotels Co., Ltd.(1)	154,920	213,149
Indian Oil Corp., Ltd.	11,000	121,487
Infosys Technologies, Ltd.	147,951	5,474,761
Infrastructure Development Finance Co., Ltd.	271,900	768,951
ITC, Ltd.	611,900	2,445,938
ITC, Ltd. GDR(2)	310,700	1,243,967
IVRCL Infrastructures & Projects, Ltd.	21,600	155,270
Jain Irrigation Systems, Ltd.	12,700	167,276
Jaiprakash Associates, Ltd.	109,100	467,887
Jammu & Kashmir Bank, Ltd.	12,000	124,635
Jet Airways (India), Ltd.(1)	9,000	41,919
Jindal Steel & Power, Ltd.	15,000	784,965
JSW Steel, Ltd.	17,000	217,364
Kotak Mahindra Bank, Ltd.	32,000	421,466
Lanco Infratech, Ltd.(1)	59,900	446,590
Larsen & Toubro, Ltd.	38,200	1,249,699
Larsen & Toubro, Ltd. GDR	48,000	1,560,960
LIC Housing Finance, Ltd.	30,000	385,624
Lupin, Ltd.	14,300	241,976
Mahanagar Telephone Nigam, Ltd.	31,000	63,030
Mahanagar Telephone Nigam, Ltd. ADR	38,500	167,090
Mahindra & Mahindra, Ltd.	70,700	1,020,274
Maruti Udyog, Ltd.	50,500	1,128,294
Moser Baer India, Ltd.	8,300	15,444
Motor Industries Co., Ltd.	3,900	261,258
Mphasis, Ltd.	27,000	217,525
Mundra Port & Special Economic Zone, Ltd.	18,500	235,740
Nagarjuna Construction Co., Ltd.	37,800	106,672
National Aluminium Co., Ltd.	24,000	152,347
Nestle India, Ltd.	12,100	501,913
Neyveli Lignite Corp., Ltd.	78,000	197,140
Nicholas Piramal India, Ltd.	21,000	135,830
NTPC, Ltd.	373,300	1,517,551
Oil & Natural Gas Corp., Ltd.	66,050	1,465,996
Patni Computer Systems, Ltd.	14,000	75,660
Petronet LNG, Ltd.	94,000	137,840
Power Grid Corp. of India, Ltd.	259,700	591,808
Punj Lloyd, Ltd.	28,800	126,155
Punjab National Bank, Ltd.	13,000	183,962
Ranbaxy Laboratories, Ltd. GDR(1)	20,500	108,650
Reliance Capital, Ltd.	62,100	1,168,873
Reliance Capital, Ltd. GDR(3)	2,140	40,187
Reliance Communications, Ltd.	248,300	1,496,523
Reliance Communications, Ltd. GDR(3)	42,816	258,703
Reliance Industries, Ltd.(1)	146,800	6,196,822
Reliance Industries, Ltd. GDR(1)(3)	21,408	1,776,864
Reliance Infrastructure, Ltd.	49,700	1,250,530
Reliance Infrastructure, Ltd. GDR	5,900	470,068
Reliance Natural Resources, Ltd.(1)	408,500	716,200
Reliance Natural Resources, Ltd. GDR(1)(3)	21,408	74,988
Reliance Petroleum, Ltd.(1)	207,300	542,812
Reliance Power, Ltd.(1)	63,800	224,072
Sesa Goa, Ltd.	100,000	379,614
Shipping Corp. of India, Ltd.	49,500	129,113
Siemens India, Ltd.	37,200	367,544

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

India (continued)

Sintex Industries, Ltd.	23,100	$105,156
State Bank of India	17,700	644,293
State Bank of India GDR	25,100	1,782,100
Steel Authority of India, Ltd.	156,000	496,913
Sterlite Industries (India), Ltd.	12,000	152,648
Sun Pharma Advanced Research Co., Ltd.(1)	10,000	13,928
Sun Pharmaceuticals Industries, Ltd.	24,800	563,493
Syndicate Bank	66,000	97,610
Tata Chemicals, Ltd.	22,000	99,696
Tata Communications, Ltd. ADR	11,100	218,226
Tata Consultancy Services, Ltd.	75,980	618,219
Tata Motors, Ltd. ADR(1)	19,800	168,696
Tata Power Co., Ltd.	61,000	1,470,322
Tata Tea, Ltd.	15,600	237,632
Tata Teleservices Maharashtra, Ltd.(1)	280,840	210,871
Titan Industries, Ltd.	6,000	146,518
Ultra Tech Cement, Ltd.	7,000	100,621
United Breweries, Ltd.	38,000	91,844
United Phosphorus, Ltd.	40,000	119,877
United Spirits, Ltd.	18,700	339,289
UTI Bank, Ltd.	88,800	1,528,222
Videocon Industries, Ltd.	36,000	133,062
Videsh Sanchar Nigam, Ltd.	12,000	118,987
Voltas, Ltd.(1)	86,500	224,419
Wipro, Ltd.	61,000	482,728
Wipro, Ltd. ADR	13,100	154,580
Zee Entertainment Enterprises, Ltd.	121,000	442,692

		$83,153,299

Indonesia — 3.4%

Aneka Tambang Tbk PT	8,587,500	$1,690,814
Astra Argo Lestari Tbk PT	420,000	689,341
Astra International Tbk PT	2,327,500	5,404,039
Bakrie Sumatera Plantations Tbk PT(1)	10,258,500	688,710
Bakrie Telecom PT(1)	4,350,000	55,228
Bank Central Asia Tbk PT	9,779,500	3,352,044
Bank Danamon Indonesia Tbk PT	2,391,681	1,123,373
Bank Mandiri PT	5,487,000	1,699,303
Bank Negara Indonesia Persero Tbk PT	2,149,000	359,484
Bank Pan Indonesia Tbk PT(1)	3,525,272	226,343
Bank Rakyat Indonesia PT	4,290,000	2,630,276
Barito Pacific Tbk PT(1)	5,662,500	689,243
Berlian Laju Tanker Tbk PT	1,250,000	103,612
Bumi Resources Tbk PT	14,544,000	2,627,199
Energi Mega Persada Tbk PT(1)	3,938,000	142,005
Gudang Garam Tbk PT	763,500	935,314
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	563,751
Indocement Tunggal Prakarsa Tbk PT	1,149,500	869,374
Indofood Sukses Makmur Tbk PT	6,576,500	1,211,179
Indosat Tbk PT(1)	1,592,500	773,382
International Nickel Indonesia Tbk PT(1)	2,462,000	993,880
Kalbe Farma Tbk PT	5,352,500	527,230
Lippo Karawaci Tbk PT(1)	6,000,000	393,480
Matahari Putra Prima Tbk PT(1)	1,600,000	112,582
Medco Energi Internasional Tbk PT(1)	1,397,000	415,149
Perusahaan Gas Negara PT	8,674,000	2,658,951
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(1)	454,000	264,905
Ramayana Lestari Sentosa Tbk PT	4,100,000	204,271
Semen Gresik Persero Tbk PT(1)	2,655,000	1,268,446
Tambang Batubara Bukit Asam Tbk PT	948,000	1,070,630
Telekomunikasi Indonesia Tbk PT	5,845,160	4,327,162
Unilever Indonesia Tbk PT	1,343,700	1,214,227
United Tractors Tbk PT	3,996,000	3,874,632

		$43,159,559

Israel — 2.9%

Africa-Israel Investments, Ltd.(1)	12,100	$204,808
Alvarion, Ltd.(1)	34,900	156,560
Bank Hapoalim B.M.(1)	578,352	1,532,879
Bank Leumi Le-Israel(1)	711,324	1,866,676
Bezeq Israeli Telecommunication Corp., Ltd.	702,238	1,296,235
Cellcom Israel, Ltd.	34,200	908,694
Ceragon Networks, Ltd.(1)	20,600	136,578
Check Point Software Technologies, Ltd.(1)	90,641	2,127,344
Clal Industries, Ltd.	21,900	82,718
Clal Insurance Enterprise Holdings, Ltd.(1)	14,800	224,157
Delek Automotive Systems, Ltd.	17,000	137,119
Delek Group, Ltd.	2,140	258,849
Delek Real Estate, Ltd.(1)	15,066	18,516
Discount Investment Corp.	17,150	310,125
ECtel, Ltd.(1)	237	109
Elbit Imaging, Ltd.(1)	3,900	76,073
Elbit Systems, Ltd.	12,100	730,327
EZchip Semiconductor, Ltd.(1)	15,100	247,262
First International Bank of Israel, Ltd.(1)	9,100	84,547
Gazit Globe (1982), Ltd.	29,000	183,504
Gilat Satellite Networks, Ltd.(1)	29,100	128,820
Harel Insurance Investments, Ltd.(1)	11,500	466,583
Housing & Construction Holdings, Ltd.(1)	85,800	131,819
IDB Holding Corp., Ltd.	7,103	123,097
Israel Chemicals, Ltd.	349,815	3,432,676
Israel Corp., Ltd.	1,850	982,286
Israel Discount Bank, Ltd., Series A	362,800	473,518

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Israel (continued)

Isramco Negev 2, LP(1)	7,844,400	$779,482
Koor Industries, Ltd.(1)	10,923	249,832
Makhteshim-Agan Industries, Ltd.	208,657	1,027,903
Migdal Insurance & Financial, Ltd. Holdings(1)	182,400	260,150
Mizrahi Tefahot Bank, Ltd.(1)	92,500	551,033
Ness Technologies, Inc.(1)	18,800	73,508
Nice Systems, Ltd.(1)	32,000	736,749
Oil Refineries, Ltd.	512,000	234,010
Orbotech, Ltd.(1)	10,000	86,500
Ormat Industries, Ltd.	26,500	215,058
Osem Investment, Ltd.	1	11
Partner Communications Co., Ltd.	53,560	914,904
Property & Building Corp., Ltd.	1,000	51,842
Retalix, Ltd.(1)	5,900	52,631
Strauss Group, Ltd.	17,400	183,453
Supersol, Ltd.	68,000	250,868
Teva Pharmaceutical Industries, Ltd.	23,099	1,137,980
Teva Pharmaceutical Industries, Ltd. ADR	274,200	13,529,028

		$36,656,821

Jordan — 0.7%

Arab Bank PLC	192,105	$3,540,601
Arab East Investment(1)	86,087	155,922
Arab Potash Co., PLC	18,900	982,606
Bank of Jordan	55,600	165,709
Jordan Ahli Bank	69,300	143,106
Jordan Cement Factory	24,700	241,324
Jordan Petroleum Refinery(1)	47,800	546,641
Jordan Phosphate Mines	9,500	273,834
Jordan Steel	81,500	400,136
Jordan Telecom Corp.	67,000	471,170
Jordanian Electric Power Co.	57,501	263,320
Middle East Complex for Engineering, Electric, & Heavy Industries PLC(1)	340,900	761,831
Taameer Jordan Co.(1)	273,800	230,953
Union Investment Corp.(1)	49,900	105,094
Union Land Development(1)	156,800	332,658
United Arab Investors(1)	302,100	326,779

		$8,941,684

Kazakhstan — 0.3%

KazMunaiGas Exploration Production GDR	186,226	$3,542,957

		$3,542,957

Kenya — 0.8%

Athi River Mining, Ltd.(1)	561,200	$716,036
Bamburi Cement Co., Ltd.	366,541	694,028
Barclays Bank of Kenya, Ltd.	1,664,880	1,241,844
East African Breweries, Ltd.	1,255,540	2,539,709
East African Portland Cement Co., Ltd.(1)	40,900	37,449
Equity Bank, Ltd.	1,527,400	339,076
ICDC Investment Co.	808,000	171,218
Kenya Airways, Ltd.	1,127,600	360,333
Kenya Commercial Bank, Ltd.	5,770,900	1,715,698
Kenya Electricity Generating Co., Ltd.	1,242,800	235,825
Kenya Oil Co., Ltd.	238,000	186,789
Kenya Power & Lighting, Ltd.	112,650	220,310
Mumias Sugar Co., Ltd.	2,730,114	215,501
Nation Media Group, Ltd.	179,346	337,903
NIC Bank, Ltd.	582,595	301,008
Safaricom, Ltd.(1)	9,568,100	424,938
Standard Chartered Bank Kenya, Ltd.	293,420	541,037

		$10,278,702

Kuwait — 0.8%

Aerated Concrete Industries Co.	105,000	$177,064
Al Ahli Bank of Kuwait KSC	63,000	107,119
Al Safwa Group Co.(1)	2,320,000	641,551
Al-Mazaya Holding Co.(1)	99,000	71,378
Boubyan Bank KSC(1)	125,000	248,397
Boubyan Petrochemicals Co.(1)	280,000	506,171
Burgan Bank SAK(1)	88,000	131,549
Commercial Bank of Kuwait SAK	95,000	336,868
Commercial Real Estate Co. KSCC(1)	363,800	166,945
Global Investment House KSCC(1)	51,500	22,562
Gulf Bank(1)	180,000	240,051
Investment Dar Co.(1)	125,000	32,157
Kuwait Finance House KSC	154,000	642,447
Kuwait International Bank(1)	198,000	178,968
Kuwait Pipes Industries & Oil Services Co.(1)	360,000	222,771
Kuwait Projects Co. Holdings KSC	155,000	285,169
Mabanee Co. SAKC(1)	110,000	281,744
Mobile Telecommunications Co.	450,000	1,845,993
National Bank of Kuwait SAK	305,250	1,358,317
National Industries Group Holding(1)	587,500	919,380
National Investment Co.(1)	75,000	95,168
National Real Estate Co.(1)	269,800	304,125
Public Warehousing Co. KSC(1)	190,000	700,156
Qurain Holding Co.(1)	760,000	171,050
Sultan Center Food Products Co.(1)	280,000	253,085

		$9,940,185

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Latvia — 0.0%

Grindeks(1)	12,000	$71,429
Latvian Shipping Co.(1)	96,000	88,009

		$159,438

Lebanon — 0.2%

Byblos Bank	200,476	$368,876
Solidere(1)	102,750	2,610,256

		$2,979,132

Lithuania — 0.4%

Apranga PVA(1)	363,680	$252,241
Bankas Snoras(1)	1,869,249	437,306
Invalda PVA(1)	70,800	37,507
Klaipedos Nafta PVA	1,576,663	652,524
Lietuvos Dujos	200,000	96,414
Lietuvos Energija(1)	37,000	31,546
Panevezio Statybos Trestas	323,592	295,402
Pieno Zvaigzdes	94,000	83,678
Rokiskio Suris(1)	177,000	143,919
Rytu Skirstomieji Tinklai(1)	141,300	85,838
Sanitas(1)	17,500	48,209
Siauliu Bankas(1)	441,032	119,782
Teo LT AB	2,619,305	1,179,709
Teo LT AB GDR(2)	60,000	270,546
Ukio Bankas Commercial Bank(1)	3,320,291	924,818

		$4,659,439

Malaysia — 3.0%

Affin Holdings Bhd	236,000	$113,261
Airasia Bhd(1)	282,700	89,099
Alliance Financial Group Bhd	330,800	220,519
AMMB Holdings Bhd	615,900	590,647
Asiatic Development Bhd	121,000	188,857
Astro All Asia Networks PLC	346,000	317,898
Batu Kawan Bhd	100,300	252,076
Berjaya Corp. Bhd	1,548,100	410,542
Berjaya Sports Toto Bhd	221,384	317,535
British American Tobacco Malaysia Bhd	48,800	620,830
Bumiputra-Commerce Holdings Bhd	708,633	1,819,351
Bursa Malaysia Bhd	142,000	277,691
Dialog Group Bhd	588,000	181,842
Digi.com Bhd	133,400	841,696
EON Capital Bhd	111,000	144,271
Gamuda Bhd	1,411,000	1,108,413
Genting Bhd	842,500	1,349,959
Guinness Anchor Bhd	67,000	116,186
Hong Leong Bank Bhd	252,400	408,868
Hong Leong Financial Group Bhd	61,500	86,347
IGB Corp. Bhd	312,000	151,361
IJM Corp. Bhd	437,800	720,695
IOI Corp. Bhd	1,294,939	1,732,322
Kencana Petroleum Bhd	425,000	205,946
Kinsteel Bhd	525,000	131,552
KLCC Property Holdings Bhd	250,000	231,533
Kuala Lumpur Kepong Bhd	183,850	620,984
Kulim (Malaysia) Bhd	115,700	205,315
Lafarge Malayan Cement Bhd	468,660	784,190
Landmarks Bhd(1)	220,700	79,969
Lion Industries Corp. Bhd	436,600	154,441
Malayan Banking Bhd	1,152,486	1,929,711
Malaysian Airline System Bhd	683,133	593,708
Malaysian Airline System Bhd, PFC Shares(1)	110,133	23,813
Malaysian Bulk Carriers Bhd	205,000	178,198
Malaysian Pacific Industries Bhd	73,000	103,635
Malaysian Resources Corp. Bhd(1)	451,200	161,008
Media Prima Bhd	242,300	83,384
MISC Bhd	112,000	273,485
MISC Bhd(4)	324,200	788,136
MMC Corp. Bhd	662,000	399,673
Muhibbah Engineering(M) Bhd	639,400	240,897
Multi-Purpose Holdings Bhd	391,400	155,554
Nestle Malaysia Bhd	6,000	53,343
OSK Holdings Bhd	218,000	86,019
Parkson Holdings Bhd	559,380	809,698
Petra Perdana Bhd	322,567	243,370
Petronas Dagangan Bhd	374,700	889,409
Petronas Gas Bhd	135,300	377,017
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	700,900	637,467
Pos Malaysia Bhd	110,000	68,848
PPB Group Bhd	252,000	830,393
Public Bank Bhd	702,398	1,796,034
Ranhill Bhd	204,900	52,819
Resorts World Bhd	1,258,800	964,081
RHB Capital Bhd	260,500	306,184
SapuraCrest Petroleum Bhd	650,000	285,174
Sarawak Energy Bhd	730,500	431,396
Shell Refining Co. Bhd	201,100	600,725
Sime Darby Bhd	1,778,709	3,508,910
Sino Hua-An International Bhd	2,699,600	385,367
SP Setia Bhd	380,100	429,203
Star Publications (M) Bhd	104,000	91,721
Ta Ann Holdings Bhd	137,280	163,831

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Malaysia (continued)

TA Enterprise Bhd	386,000	$110,516
Tan Chong Motor Holdings Bhd	219,000	103,835
Tanjong PLC	146,400	553,336
Tenaga Nasional Bhd	550,625	1,195,584
Titan Chemicals Corp. Bhd(1)	940,500	238,677
TM International Bhd(1)	490,875	330,308
Top Glove Corp. Bhd	105,000	199,964
Uchi Technologies Bhd	237,400	76,222
UMW Holdings Bhd	114,000	192,749
Unisem (M) Bhd(1)	215,000	78,624
Wah Seong Corp. Bhd	330,000	173,309
WCT Bhd	699,500	414,600
WTK Holdings Bhd(1)	200,500	66,628
YTL Corp. Bhd	250,384	494,388
YTL Power International Bhd	880,699	540,593
Zelan Bhd	147,200	37,721

		$37,223,461

Mauritius — 0.5%

Air Mauritius, Ltd.(1)	83,400	$30,809
Ireland Blyth, Ltd.	64,209	82,672
Mauritius Commercial Bank	623,995	2,427,853
Mauritius Development Investment Trust Co., Ltd.	600,000	83,505
Mon Tresor & Mon Desert, Ltd.	23,449	60,437
New Mauritius Hotels, Ltd.	335,400	1,107,921
Rogers & Co., Ltd.	48,555	430,958
Shell Mauritius, Ltd.	22,000	61,224
State Bank of Mauritius, Ltd.	641,899	1,388,141
Sun Resorts, Ltd.	369,662	661,201
United Basalt Products, Ltd.	85,125	140,398

		$6,475,119

Mexico — 6.2%

Alfa SA de CV, Series A	362,872	$1,022,349
America Movil SAB de CV, Series L	9,766,158	18,949,013
Banco Compartamos SA de CV	391,500	1,260,578
Carso Global Telecom SA de CV, Series A1(1)	295,500	1,092,845
Carso Infraestructura y Construccion SA(1)	830,000	447,516
Cemex SAB de CV, Series CPO(1)	9,249,451	8,646,611
Coca-Cola Femsa SA de CV, Series L	77,000	309,444
Consorcio ARA SA de CV(1)	562,100	244,591
Controladora Comercial Mexicana SA de CV(1)	432,600	249,345
Corporacion GEO SA de CV, Series B(1)	239,200	462,115
Desarrolladora Homex SA de CV(1)	104,900	487,925
Empresas ICA SA de CV(1)	635,800	1,089,743
Fomento Economico Mexicano SA de CV, Series UBD	1,140,300	3,677,675
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	703,986
Grupo Bimbo SA de CV, Series A	221,227	1,176,002
Grupo Carso SA de CV, Series A1	811,400	2,181,274
Grupo Elektra SA de CV	36,526	1,664,248
Grupo Financiero Banorte SA de CV, Class O	1,911,800	4,631,323
Grupo Financiero Inbursa SA de CV, Class O	1,453,908	3,863,250
Grupo Iusacell SA de CV(1)	142,465	492,257
Grupo Mexico SA de CV, Series B	3,920,784	4,287,532
Grupo Modelo SA de CV, Series C(1)	350,500	1,252,066
Grupo Televisa SA, Series CPO	803,418	2,730,276
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,030,920
Industrias CH SA, Series B(1)	72,952	223,262
Industrias Penoles SA de CV	110,629	1,789,454
Kimberly-Clark de Mexico SA de CV	315,470	1,203,832
Mexichem SA de CV	1,089,600	1,392,590
Organizacion Soriana SAB de CV, Class B(1)	166,700	373,447
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	335,968
SARE Holding SA de CV, Class B(1)	155,000	47,318
Telefonos de Mexico SA de CV, Series L	3,656,760	2,985,224
Telmex Internacional SAB de CV, Class L	3,406,160	2,162,436
TV Azteca SA de CV, Series CPO	593,565	238,900
Urbi Desarrollos Urbanos SA de CV(1)	317,700	482,524
Vitro SA de CV, Series A(1)	124,168	54,313
Wal-Mart de Mexico SA de CV, Series V	1,296,632	3,845,118

		$77,087,270

Morocco — 1.5%

Attijariwafa Bank	61,300	$2,233,244
Banque Centrale Populaire	14,000	458,181
Banque Marocaine du Commerce Exterieur (BMCE)	78,700	2,594,124
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,640	259,478
Centrale Laitiere	420	438,501
Ciments du Maroc	1,665	274,605
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	305,850
Credit Immobilier et Hotelier	11,400	592,743
CTM	1,560	66,066
Douja Promotion Groupe Addoha SA	126,000	2,329,612
Holcim Maroc SA	2,082	475,301
Lafarge Ciments	1,100	210,439
Lesieur Cristal SA(1)	863	128,089
Managem(1)	12,400	430,344
Maroc Telecom	183,041	3,437,421
ONA SA	11,923	2,209,490

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Morocco (continued)

Samir(1)	6,247	$482,170
Societe des Brasseries du Maroc	1,229	328,208
Societe Nationale d’Investissement	4,065	890,069
SONASID (Societe Nationale de Siderurgie)	1,172	341,504
Wafa Assurance	600	147,003

		$18,632,442

Nigeria — 0.8%

African Petroleum PLC(1)	1,192,000	$885,579
Ashaka Cement PLC(1)	832,999	78,859
Cadbury Nigeria PLC(1)	400,000	36,578
Conoil PLC	322,000	127,105
Dangote Sugar Refinery PLC	5,525,654	633,614
First Bank of Nigeria PLC	11,692,765	1,738,696
First City Monument Bank PLC	3,849,101	221,112
Guaranty Trust Bank PLC	7,443,180	702,889
Guiness Nigeria PLC	418,750	365,050
Intercontinental Bank PLC(1)	9,638,600	592,104
Mobil Nigeria PLC	148,760	118,515
Nestle Foods Nigeria PLC	100,000	128,323
Nigeria Bottling Co., PLC(1)	300,000	41,347
Nigerian Breweries PLC	1,080,900	358,289
Oando PLC	406,800	254,131
Oceanic Bank International PLC(1)	8,094,250	392,887
PlatinumHabib Bank PLC	5,985,953	253,423
PZ Cussons Nigeria PLC	2,770,833	382,615
Total Nigeria PLC	149,500	177,835
UAC of Nigeria PLC(1)	1,581,000	389,921
UACN Property Development Co., PLC(1)	2,000,000	229,989
Unilever Nigeria PLC(1)	3,750,000	348,527
Union Bank of Nigeria PLC	3,285,332	376,874
United Bank for Africa PLC	6,811,505	623,508
Zenith Bank, Ltd.	10,807,950	1,045,960

		$10,503,730

Oman — 0.8%

Ahli Bank	76,440	$35,487
Al Jazeira Services Co.(1)	236,016	70,837
Bank Dhofar SAOG	428,911	620,293
Bank Muscat SAOG	866,950	1,549,042
Bank Sohar(1)	690,000	283,896
Dhofar International Development & Investment Holding Co.	143,200	136,537
Galfar Engineering & Contracting SAOG	407,400	667,333
National Bank of Oman, Ltd.	303,730	242,462
Oman Cables Industry SAOG	60,400	156,842
Oman Cement Co., SAOG	252,000	359,238
Oman Flour Mills Co., Ltd. SAOG	266,000	298,775
Oman International Bank SAOG	960,580	806,231
Oman National Investment Corp. Holdings(1)	104,000	87,149
Oman Telecommunications Co.(1)	602,060	1,951,448
Ominvest(1)	107,599	117,879
Port Services Corp., Ltd.	41,220	52,025
Raysut Cement Co., SAOG	266,710	1,028,632
Renaissance Holdings Co.	538,340	899,369
Shell Oman Marketing Co.	66,100	308,449

		$9,671,924

Pakistan — 0.8%

Adamjee Insurance Co., Ltd.	96,470	$99,017
Allied Bank, Ltd.	37,224	17,358
Arif Habib Securities, Ltd.	725,975	246,894
Askari Commercial Bank, Ltd.(1)	153,140	28,955
Azgard Nine, Ltd.(1)	1,001,400	273,433
Bank AL Habib, Ltd.	105,582	33,055
Bank Alfalah, Ltd.(1)	1,884,394	244,081
Bank of Punjab(1)	120,243	16,165
D.G. Khan Cement Co., Ltd.(1)	333,600	121,112
EFU General Insurance, Ltd.	53,500	57,802
Engro Chemical Pakistan, Ltd.	354,800	558,010
Fauji Cement Co., Ltd.(1)	321,500	26,095
Fauji Fertilizer Bin Qasim, Ltd.	141,000	30,641
Fauji Fertilizer Co., Ltd.	406,395	434,386
Faysal Bank, Ltd.(1)	132,250	15,717
GlaxoSmithKline Pakistan, Ltd.	10,375	15,158
Hub Power Co., Ltd.	2,863,500	950,984
ICI Pakistan, Ltd.	52,500	90,239
Indus Motor Co., Ltd.	112,000	147,133
Jahangir Siddiqui & Co., Ltd.(1)	897,200	255,446
Kot Addu Power Co., Ltd.	137,500	71,071
Lucky Cement, Ltd.(1)	515,900	368,952
Muslim Commercial Bank, Ltd.	676,417	1,291,795
National Bank of Pakistan	483,566	395,461
National Refinery, Ltd.	19,200	51,837
NIB Bank, Ltd.(1)	337,557	19,851
Nishat Chunian, Ltd.(1)	286,000	30,198
Nishat Mills, Ltd.	846,400	389,687
Oil & Gas Development Co., Ltd.	1,064,100	1,025,560
Pak Suzuki Motor Co., Ltd.	69,450	57,896
Pakistan Oil Fields, Ltd.	100,200	179,794
Pakistan Petroleum, Ltd.	281,820	655,524
Pakistan State Oil Co., Ltd.	137,300	360,739
Pakistan Telecommunication Co., Ltd.(1)	1,566,000	330,696
Shell Pakistan, Ltd.	15,625	42,973

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Pakistan (continued)

Standard Chartered Bank Pakistan, Ltd.(1)	118,250	$12,268
SUI Northern Gas Pipelines, Ltd.	585,700	230,109
SUI Southern Gas Co., Ltd.	891,000	153,149
Telecard, Ltd.(1)	517,000	10,791
United Bank, Ltd.	770,750	366,213

		$9,706,245

Peru — 1.5%

Alicorp SA	1,589,463	$861,741
Cementos Lima SA	10,211	91,700
Cia de Minas Buenaventura SA	82,880	1,971,312
Cia de Minas Buenaventura SA ADR	40,976	984,653
Cia Minera Atacocha SA, Class B, PFC Shares	129,655	65,119
Cia Minera Milpo SA	613,278	1,489,083
Credicorp, Ltd.	72,100	4,195,896
Edegel SA	2,023,411	969,137
Empresa Agroindustrial Casa Grande SA(1)	78,200	135,254
Ferreyros SA	545,089	407,933
Grana y Montero SA	439,692	343,681
Luz del Sur SAA	83,400	123,443
Minsur SA	353,485	770,107
Sociedad Minera Cerro Verde SA(1)	47,600	913,920
Sociedad Minera el Brocal SA	45,100	547,530
Southern Copper Corp.	195,294	3,988,819
Volcan Cia Minera SA, Class B(1)	899,800	760,184

		$18,619,512

Philippines — 1.4%

Aboitiz Equity Ventures, Inc.	12,558,000	$1,564,967
Alliance Global Group, Inc.(1)	2,145,000	122,198
Altlas Consolidated Mining & Development Corp.(1)	765,000	91,930
Ayala Corp.	138,032	757,736
Ayala Land, Inc.	3,313,008	556,160
Banco De Oro	873,000	570,419
Bank of the Philippine Islands	965,076	838,349
Benpres Holdings Corp.(1)	14,870,000	609,387
Filinvest Land, Inc.	16,105,546	230,352
First Gen Corp.(1)	190,000	78,622
First Philippine Holdings Corp.(1)	274,000	167,360
Globe Telecom, Inc.	17,000	334,960
Holcim Philippines, Inc.	4,124,000	264,939
International Container Terminal Services, Inc.	1,193,000	383,111
JG Summit Holding, Inc.	7,774,200	693,468
Jollibee Foods Corp.	467,000	474,519
Manila Electric Co.	465,214	1,339,635
Manila Water Co.	477,100	143,426
Megaworld Corp.	10,700,000	216,606
Metropolitan Bank & Trust Co.	654,875	426,912
Philex Mining Corp.(1)	1,875,000	272,188
Philippine Long Distance Telephone Co.	74,060	3,672,319
PNOC Energy Development Corp.	2,541,000	207,820
Robinsons Land Corp.	860,000	121,171
San Miguel Corp., Class B	1,983,600	2,552,050
SM Investments Corp.	111,232	703,164
SM Prime Holdings, Inc.	2,212,040	408,376
Universal Robina Corp.	950,000	137,993

		$17,940,137

Poland — 3.0%

AmRest Holdings NV(1)	9,400	$162,868
Bank Handlowy w Warszawie SA	24,785	390,479
Bank Millennium SA(1)	488,243	449,412
Bank Pekao SA(1)	99,985	3,608,810
Bank Przemyslowo-Handlowy BPH(1)	3,226	40,582
Bank Zachodni WBK SA(1)	35,901	1,018,217
Bioton SA(1)	2,987,100	244,580
BRE Bank SA(1)	17,612	949,247
Budimex SA	43,576	987,698
Cersanit-Krasnystaw SA(1)	80,000	286,582
Cinema City International NV(1)	19,500	128,986
ComArch SA(1)	4,100	77,432
Cyfrowy Polsat SA	120,560	582,909
Debica SA	5,700	97,058
Dom Development SA	8,250	101,455
Echo Investment SA(1)	240,000	208,662
Eurocash SA	35,303	114,536
Getin Holding SA(1)	218,933	434,589
Globe Trade Centre SA(1)	76,488	531,802
Grupa Kety SA	2,600	65,453
Grupa Lotos SA(1)	194,707	1,239,741
KGHM Polska Miedz SA	129,518	3,331,444
KGHM Polska Miedz SA GDR	11,300	602,290
LC Corp. SA(1)	608,300	241,608
LPP SA(1)	162	60,029
Mostostal Zabrze - Holding SA(1)	87,000	133,031
Mostostal-Export SA(1)	196,313	150,992
Mostostal-Warszawa SA(1)	10,400	192,112
Netia SA(1)	337,600	377,730
NG2 SA(1)	12,000	147,531
Orbis SA	60,680	718,214
PBG SA(1)	22,195	1,644,361
Polimex Mostostal SA	588,276	642,018
Polish Oil & Gas	1,263,166	1,616,815

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Poland (continued)

Polnord SA(1)	6,800	$67,593
Polska Grupa Farmaceutyczna SA(1)	9,000	83,846
Polski Koncern Naftowy Orlen SA	284,795	2,370,946
Powszechna Kasa Oszczednosci Bank Polski SA	335,627	2,698,680
Przedsiebiorstwo Eksportu i Importu KOPEX SA(1)	22,700	130,251
Softbank SA	138,258	2,372,294
Telekomunikacja Polska SA	988,445	4,788,220
Telekomunikacja Polska SA GDR	169,000	816,050
Telekomunikacja Polska SA GDR(3)	76,100	367,464
TVN SA	544,266	1,719,326
Vistula Group SA(1)	258,100	203,002
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,000	132,317

		$37,329,262

Qatar — 1.5%

Barwa Real Estate Co.(1)	45,543	$434,476
Commercial Bank of Qatar	55,532	953,946
Doha Bank, Ltd.	43,119	436,972
First Finance Co.	98,957	602,849
Gulf International Services QSC	106,700	777,898
Industries Qatar	134,307	3,926,290
Masraf Al Rayan	193,600	663,323
Qatar Electricity & Water Co.	38,900	1,069,559
Qatar Fuel	10,000	464,016
Qatar Gas Transport Co., Ltd. (NAKILAT)(1)	301,056	1,977,723
Qatar Insurance Co.	14,700	235,349
Qatar International Islamic Bank	32,210	363,964
Qatar Islamic Bank	54,215	1,066,949
Qatar National Bank	59,220	1,942,757
Qatar National Navigation	49,870	846,712
Qatar Real Estate Investment Co.	18,000	118,313
Qatar Shipping Co.	22,160	175,851
Qatar Telecom QSC	48,065	1,790,628
Salam International Investment Co., Ltd.	41,596	108,815
United Development Co.	30,700	252,817

		$18,209,207

Romania — 0.9%

Antibiotice SA	1,248,900	$298,017
Banca Transilvania	7,656,341	2,891,127
Biofarm Bucuresti(1)	8,097,100	491,144
BRD-Group Societe Generale	1,361,400	3,673,443
Impact SA(1)	542,590	70,788
Rompetrol Rafinare SA(1)	50,944,900	760,322
SNP Petrom SA(1)	33,919,406	2,665,383
Transelectrica SA	101,000	422,054

		$11,272,278

Russia — 5.8%

Aeroflot-Russian International Airlines	749,030	$811,535
AvtoVAZ(1)	2,100,000	886,988
Comstar United Telesystems GDR	106,327	457,206
Evraz Group SA GDR(2)	1,050	19,950
Gazprom Neft	77,000	242,544
Holding MRSK OAO, PFC Shares(1)	527,000	13,280
Irkutskenergo ADR(1)	13,500	189,000
JSC Scientific Production Corp. Irkut ADR(1)	18,333	125,512
LUKOIL ADR	157,500	6,998,876
Magnitogorsk Iron & Steel Works GDR	58,800	346,585
Mechel ADR	103,700	865,895
MMC Norilsk Nickel ADR(1)	255,000	2,348,198
Mobile TeleSystems	491,800	2,550,098
Mobile TeleSystems ADR(1)	40,600	1,499,358
Mosenergo(1)	2,840,462	128,951
Mosenergo ADR(1)	12,900	60,630
NovaTek OAO GDR(2)	23,500	1,119,804
OAO Gazprom ADR	799,300	16,230,789
OAO Inter Rao Ues(1)	154,564,289	114,068
OAO Rosneft Oil Co. GDR(1)	895,400	4,891,471
OAO TGK-1(1)	141,157,938	35,713
OAO TMK GDR(2)	10,400	107,744
OGK-1(1)	3,551,804	63,815
OGK-2(1)	1,848,969	41,288
OGK-3(1)	1,518,936	85,916
OGK-4 OJSC(1)	3,793,107	128,017
Pegas Nonwovens SA	10,000	188,503
Polymetal GDR(1)	48,800	431,487
Polyus Gold ADR(1)	22,784	470,490
Rostelecom	2	10
Rostelecom ADR	42,733	1,355,063
RusHydro(1)	84,505,889	3,148,774
Sberbank	5,165,880	6,241,437
Sberbank GDR(2)	8,042	1,771,229
Surgutneftegaz ADR	698,200	4,858,601
Surgutneftegaz ADR, PFC Shares	245,000	673,750
Tatneft GDR	167,432	4,113,110
TGC-5 JSC(1)	6,561,301	1,811
TGC-6(1)	56,583,629	14,712
TGK-2(1)	47,933,134	12,319
TGK-4(1)	58,575,771	18,217
TGK-11, PFC Shares(1)	527,000	448

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Russia (continued)

TGK-14(1)	35,862,954	$3,335
Transneft	200	96,374
Uralkali	329,500	1,038,216
Uralsvyazinform	36,297,620	475,172
Uralsvyazinform ADR	6,329	17,747
Vimpel-Communications ADR(1)	340,530	4,008,038
Volga Territorial Generation Co.	1,234,639	27,728
VTB Bank OJSC GDR(2)	299,600	659,787
Wimm-Bill-Dann Foods OJSC ADR(1)	49,500	2,720,025

		$72,709,614

Slovenia — 0.7%

Gorenje DD(1)	17,044	$245,162
Istrabenz	1,196	16,713
KRKA DD	42,457	4,147,698
Luka Koper	13,236	457,004
Mercator Poslovni Sistem	1,624	374,431
Nova Kreditna Banka Maribor	61,000	969,900
Petrol	872	395,004
Sava DD	1,843	618,445
Telekom Slovenije DD	6,659	1,560,202
Zavarovalnica Triglav DD(1)	14,822	414,316

		$9,198,875

South Africa — 5.7%

ABSA Group, Ltd.	74,173	$1,058,418
Adcock Ingram Holdings, Ltd.	72,016	398,665
Adcorp Holdings, Ltd.	33,900	105,532
AECI, Ltd.	25,300	152,190
African Bank Investments, Ltd.	288,115	1,038,104
African Oxygen, Ltd. (AFROX)	143,280	353,309
African Rainbow Minerals, Ltd.	17,000	286,746
Allied Electronics Corp., Ltd.	23,200	75,650
Allied Electronics Corp., Ltd., PFC Shares	136,400	410,509
Allied Technologies, Ltd.	14,300	103,854
Anglo Platinum, Ltd.	9,500	672,965
AngloGold Ashanti, Ltd.	29,434	1,078,699
AngloGold Ashanti, Ltd. ADR	25,699	941,354
ApexHi Properties, Ltd., Class B	42,300	89,675
Argent Industrial, Ltd.	45,100	36,191
Aspen Pharmacare Holdings, Ltd.(1)	195,268	1,387,816
Astral Foods, Ltd.	26,100	323,173
Aveng, Ltd.	146,196	663,657
AVI, Ltd.	228,000	502,782
Bidvest Group, Ltd.	283,503	3,557,468
British American Tobacco PLC	50,150	1,384,871
DataTec, Ltd.(1)	156,700	358,980
Discovery Holdings, Ltd.	160,754	538,900
Distribution & Warehousing Network, Ltd.(1)	61,700	51,980
FirstRand, Ltd.	396,585	723,935
Foschini, Ltd.	104,323	679,897
Freeworld Coatings, Ltd.	110,200	95,733
Gold Fields, Ltd.	203,880	2,462,599
Grindrod, Ltd.	130,400	240,142
Group Five, Ltd.	76,500	343,814
Growthpoint Properties, Ltd.	479,900	809,408
Harmony Gold Mining Co., Ltd.(1)	93,500	965,430
Highveld Steel & Vanadium Corp., Ltd.	8,300	68,910
Hulamin, Ltd.	8,400	12,256
Hyprop Investments, Ltd.	65,400	326,935
Illovo Sugar, Ltd.	51,000	185,325
Impala Platinum Holdings, Ltd.	110,468	2,444,368
Investec, Ltd.	65,000	357,571
JSE, Ltd.	45,700	287,446
Kumba Iron Ore, Ltd.	30,100	707,126
Kumba Resources, Ltd.	51,400	504,970
Lewis Group, Ltd.	39,800	248,752
Liberty Holdings, Ltd.	52,100	405,796
Massmart Holdings, Ltd.	99,600	1,033,599
Medi-Clinic Corp., Ltd.	146,900	367,717
Merafe Resources, Ltd.(1)	392,000	50,855
Metorex, Ltd.(1)	55,000	21,411
Metropolitan Holdings, Ltd.	180,600	272,716
Mittal Steel South Africa, Ltd.	24,301	301,225
Mondi, Ltd.	36,800	162,085
Mr. Price Group, Ltd.	188,400	685,911
MTN Group, Ltd.	854,880	13,129,601
Murray & Roberts Holdings, Ltd.	137,500	891,625
Mvelaphanda Group, Ltd.	295,100	172,128
Nampak, Ltd.	65,700	124,118
Naspers, Ltd., Class N	118,276	3,114,957
Netcare, Ltd.(1)	395,900	497,652
New Clicks Holdings, Ltd.	218,200	518,745
Northam Platinum, Ltd.	34,000	132,574
Palabora Mining Co., Ltd.	10,600	102,691
Pangbourne Properties, Ltd.	248,750	445,227
Pick’n Pay Holdings, Ltd.	125,270	229,752
Pick’n Pay Stores, Ltd.	152,660	652,905
Pretoria Portland Cement Co., Ltd.	144,591	544,629
PSG Group, Ltd.	50,000	109,625
Raubex Group, Ltd.	111,200	392,738
Remgro, Ltd.	123,505	1,188,369
Reunert, Ltd.	150,400	853,026
RMB Holdings, Ltd.	249,000	756,729

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

South Africa (continued)

Sanlam, Ltd.	618,590	$1,386,952
Santam, Ltd.	27,610	304,288
Sasol, Ltd.	156,936	5,490,356
Shoprite Holdings, Ltd.	166,153	1,184,966
Spar Group, Ltd.	79,260	582,636
Standard Bank Group, Ltd.	344,150	3,959,184
Steinhoff International Holdings, Ltd.	297,500	516,644
Sun International, Ltd.	51,756	513,062
Telkom South Africa, Ltd.(1)	90,000	443,430
Tiger Brands, Ltd.	72,016	1,345,709
Tongaat-Hulett	25,322	295,191
Trencor, Ltd.	25,400	66,678
Truworths International, Ltd.	115,241	553,085
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	899,467
Woolworths Holdings, Ltd.	98,942	165,949

		$71,902,108

South Korea — 5.6%

Amorepacific Corp.	783	$419,403
Busan Bank	73,284	499,949
Cheil Industries, Inc.	10,900	391,237
Cheil Worldwide, Inc.	866	158,743
CJ CheilJedang Corp.	777	90,752
CJ Corp.	9,583	324,687
Daegu Bank	27,080	247,175
Daelim Industrial Co., Ltd.	9,870	474,975
Daesang Corp.(1)	29,700	128,883
Daewoo Engineering & Construction Co., Ltd.	33,200	334,080
Daewoo International Corp.	10,197	219,001
Daewoo Motor Sales Corp.(1)	5,000	38,397
Daewoo Securities Co., Ltd.	22,760	336,466
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,580	491,828
Daishin Securities Co.	14,000	170,129
DC Chemical Co., Ltd.	2,100	351,428
Dong-A Pharmaceutical Co., Ltd.	1,989	135,294
Dongbu Insurance Co., Ltd.	10,020	204,335
Dongkuk Steel Mill Co., Ltd.	18,400	370,309
Doosan Corp.	4,600	319,292
Doosan Heavy Industries & Construction Co., Ltd.	12,424	593,584
Doosan Infracore Co., Ltd.	30,110	331,674
Eugene Investment & Securities Co., Ltd.(1)	287,000	254,577
GLOVIS Co., Ltd.	3,250	215,300
GS Engineering & Construction Corp.	6,000	346,114
GS Holdings Corp.	10,154	237,014
Hanarotelecom, Inc.(1)	44,200	179,503
Hanil Cement Co., Ltd.	1,200	69,892
Hanjin Shipping Co., Ltd.	12,900	178,920
Hanjin Transportation Co., Ltd.	3,200	82,345
Hankook Tire Co., Ltd.	33,930	441,743
Hanmi Pharm Co., Ltd.	1,709	183,874
Hansol Paper Co., Ltd.(1)	7,700	53,190
Hanwha Chemical Corp.	65,820	536,541
Hanwha Corp.	17,300	443,551
Hanwha Securities Co., Ltd.	40,000	289,807
Hite Brewery Co., Ltd.	878	107,928
Honam Petrochemical Corp.	6,600	395,310
Hotel Shilla Co., Ltd.	12,750	159,305
Hynix Semiconductor, Inc.(1)	20,070	213,255
Hyosung Corp.	8,400	611,605
Hyundai Department Store Co., Ltd.	3,900	273,315
Hyundai Development Co.	19,580	616,340
Hyundai Engineering & Construction Co., Ltd.	14,670	611,427
Hyundai Heavy Industries Co., Ltd.	3,413	506,723
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	212,434
Hyundai Merchant Marine Co., Ltd.	19,000	363,752
Hyundai Mipo Dockyard Co., Ltd.	3,500	344,899
Hyundai Mobis	12,600	1,097,789
Hyundai Motor Co.	32,690	1,890,742
Hyundai Motor Co., PFC Shares	12,900	303,953
Hyundai Securities Co., Ltd.	31,200	338,782
Hyundai Steel Co.	15,700	721,743
Industrial Bank of Korea(1)	53,200	453,507
Kangwon Land, Inc.	36,658	466,789
KB Financial Group, Inc.(1)	49,300	1,643,605
KB Financial Group, Inc. ADR(1)	18,084	602,378
KCC Corp.	1,710	503,548
KIWOOM Securities Co., Ltd.	7,100	276,284
Korea Electric Power Corp.(1)	55,810	1,291,771
Korea Exchange Bank	61,400	474,884
Korea Express Co., Ltd.(1)	4,378	279,984
Korea Gas Corp.	15,700	580,983
Korea Investment Holdings Co., Ltd.	10,400	297,268
Korea Zinc Co., Ltd.	2,300	248,697
Korean Air Lines Co., Ltd.(1)	16,966	471,547
Korean Reinsurance Co.	25,900	239,067
KT Corp.	87,949	2,537,260
KT&G Corp.	27,980	1,578,827
KTB Securities Co., Ltd.(1)	80,000	266,777
LG Chem, Ltd.	11,904	1,297,310
LG Corp.	19,570	930,349
LG Dacom Corp.	22,300	307,860
LG Display Co., Ltd.	19,700	491,230
LG Electronics, Inc.	17,096	1,561,709
LG Electronics, Inc., PFC Shares	3,600	151,566

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

South Korea (continued)

LG Hausys, Ltd.(1)	1,611	$146,690
LG Household & Health Care, Ltd.	2,300	389,121
LG Life Sciences, Ltd.(1)	3,500	148,578
LG Telecom, Ltd.	60,350	379,044
LIG Insurance Co., Ltd.	14,790	207,498
Lotte Shopping Co., Ltd.	3,700	757,964
LS Corp.	7,030	517,339
LS Industrial Systems Co., Ltd.	4,500	268,416
Macquarie Korea Infrastructure Fund	48,875	189,299
MegaStudy Co., Ltd.	630	113,200
Mirae Asset Securities Co., Ltd.	5,670	307,107
Namhae Chemical Corp.	22,000	361,171
NCsoft Corp.	5,300	758,091
NHN Corp.(1)	5,558	766,135
Nong Shim Co., Ltd.	1,100	197,493
ORION Corp.	1,000	172,193
Pacific Corp.	2,641	241,941
POSCO	14,800	4,919,973
S-Oil Corp.	16,572	738,202
S1 Corp.	3,630	154,145
Samchully Co., Ltd.	1,300	125,804
Samsung Card Co., Ltd.	14,260	500,882
Samsung Corp.	13,630	456,824
Samsung Digital Imaging Co., Ltd.(1)	2,554	100,841
Samsung Electro-Mechanics Co., Ltd.	16,480	785,863
Samsung Electronics Co., Ltd.	16,100	7,444,070
Samsung Electronics Co., Ltd., PFC Shares	620	189,046
Samsung Engineering Co., Ltd.	2,300	152,014
Samsung Fine Chemicals Co., Ltd.	4,300	178,347
Samsung Fire & Marine Insurance Co., Ltd.	9,174	1,348,737
Samsung Heavy Industries Co., Ltd.	30,100	679,860
Samsung SDI Co., Ltd.	5,500	444,771
Samsung Securities Co., Ltd.	12,812	676,911
Samsung Techwin Co., Ltd.	5,685	320,064
Shinhan Financial Group Co., Ltd.(1)	92,862	2,341,111
Shinsegae Co., Ltd.	2,391	944,863
SK Chemicals Co., Ltd.	3,200	131,445
SK Energy Co., Ltd.	14,271	1,141,514
SK Holdings Co., Ltd.	4,141	344,207
SK Networks Co., Ltd.	13,500	155,344
SK Telecom Co., Ltd.	11,700	1,594,879
SK Telecom Co., Ltd. ADR	25,326	383,689
STX Pan Ocean Co., Ltd.	36,891	331,257
Taekwang Industrial Co., Ltd.	180	90,607
Taihan Electric Wire Co., Ltd.	8,600	140,427
Tong Yang Major Corp.(1)	21,700	78,585
Tong Yang Securities, Inc.	17,500	176,741
Woongjin Coway Co., Ltd.	15,560	377,531
Woori Finance Holdings Co., Ltd.(1)	39,500	313,259
Woori Investment & Securities Co., Ltd.	31,000	362,242
Yuhan Corp.	2,151	315,395

		$70,227,224

Taiwan — 6.3%

Acer, Inc.	388,961	$673,279
Advanced Semiconductor Engineering, Inc.	579,062	334,903
Advanced Semiconductor Engineering, Inc. ADR	32,475	96,451
Advantech Co., Ltd.	49,615	69,990
Altek Corp.	133,534	181,413
Ambassador Hotel	221,000	253,112
Asia Cement Corp.	514,941	546,108
Asia Optical Co., Inc.	73,182	125,319
Asustek Computer, Inc.	797,178	1,030,538
AU Optronics Corp.	1,111,724	1,073,169
AU Optronics Corp. ADR	32,771	317,223
BES Engineering Corp.	654,000	160,021
Catcher Technology Co., Ltd.	132,952	314,859
Cathay Financial Holding Co., Ltd.	1,291,000	1,897,924
Cathay Real Estate Development Co., Ltd.	165,000	65,863
Chang Hwa Commercial Bank	1,369,000	595,904
Cheng Shin Rubber Industry Co., Ltd.	474,087	737,464
Cheng Uei Precision Industry Co., Ltd.	26,597	42,312
Chi Mei Optoelectronics Corp.	1,100,000	576,575
Chicony Electronics Co., Ltd.	132,000	244,626
China Airlines(1)	504,623	124,288
China Development Financial Holding Corp.	2,790,728	660,924
China Life Insurance Co., Ltd.(1)	635,000	298,144
China Motor Corp.	148,930	73,513
China Petrochemical Development Corp.(1)	779,000	239,826
China Steel Corp.	2,126,555	1,821,399
Chinatrust Financial Holding Co., Ltd.	1,972,768	1,185,078
Chong Hong Construction Co., Ltd.	30,000	65,765
Chunghwa Picture Tubes, Ltd.	1,309,000	170,444
Chunghwa Telecom Co., Ltd.	2,048,888	4,086,818
Clevo Co.	182,000	226,968
CMC Magnetics Corp.(1)	370,000	79,558
Compal Electronics, Inc.	568,363	459,666
Coretronic Corp.	85,312	85,403
D-Link Corp.	96,132	77,793
Delta Electronics, Inc.	330,984	749,026
Dynapack International Technology Corp.	61,518	156,072
E.Sun Financial Holding Co., Ltd.	639,623	213,384
Elan Microelectronics Corp.	141,000	228,818
Epistar Corp.	138,439	371,864
EVA Airways Corp.(1)	736,032	196,868

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Taiwan (continued)

Evergreen International Storage & Transport Corp.	266,000	$238,845
Evergreen Marine Corp.	754,292	374,707
Everlight Electronics Co., Ltd.	46,075	116,977
Far Eastern International Bank(1)	212,338	53,975
Far Eastern Textile, Ltd.	587,461	676,688
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,183,782
Faraday Technology Corp.	111,097	160,106
Farglory Land Development Co., Ltd.	53,919	129,933
Feng Hsin Iron & Steel Co., Ltd.	172,000	253,682
First Financial Holding Co., Ltd.	1,290,948	766,130
First Steamship Co., Ltd.	108,000	148,184
Formosa Chemicals & Fibre Corp.(1)	1,140,160	1,711,344
Formosa International Hotels Corp.	20,900	290,897
Formosa Petrochemical Corp.(1)	956,460	2,273,057
Formosa Plastics Corp.	1,249,941	2,223,323
Formosa Taffeta Co., Ltd.	545,000	370,816
Foxconn International Holdings, Ltd.(1)	522,000	338,713
Foxconn Technology Co., Ltd.	146,645	405,971
Fubon Financial Holding Co., Ltd.	1,450,000	1,349,016
Fuhwa Financial Holdings Co., Ltd.	2,002,030	1,338,277
Giant Manufacturing Co., Ltd.	134,400	322,073
Great Wall Enterprise Co., Ltd.	203,570	213,942
HannStar Display Corp.	1,131,308	228,059
Highwealth Construction Corp.	199,528	196,162
Hon Hai Precision Industry Co., Ltd.	1,195,758	3,667,062
Hotai Motor Co., Ltd.	98,000	211,613
HTC Corp.	113,027	1,588,257
Hua Nan Financial Holdings Co., Ltd.	1,158,140	691,161
Huaku Development Co., Ltd.	168,000	396,755
Innolux Display Corp.	538,000	654,034
Inotera Memories, Inc.(1)	502,000	215,070
Inventec Co., Ltd.	252,252	145,044
KGI Securities Co., Ltd.	595,000	269,813
King Yuan Electronics Co., Ltd.	145,910	45,606
Kinsus Interconnect Technology Corp.	56,280	93,160
Largan Precision Co., Ltd.	44,159	465,209
Lite-On Technology Corp.	368,604	319,460
Macronix International Co., Ltd.	460,430	207,841
MediaTek, Inc.	180,579	2,143,913
Mega Financial Holding Co., Ltd.	1,970,000	900,722
Merida Industry Co., Ltd.	140,000	221,008
Mitac International Corp.	129,073	51,262
Mosel Vitelic, Inc.(1)	164,800	36,141
Motech Industries, Inc.	37,945	147,835
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	376,738
Nan Ya Plastics Corp.	1,597,610	2,068,085
Nan Ya Printed Circuit Board Corp.	22,581	60,615
Nanya Technology Corp.(1)	558,319	86,737
Novatek Microelectronics Corp., Ltd.	51,223	121,708
Pan-International Industrial Co., Ltd.	133,350	149,882
Phison Electronics Corp.	33,421	186,119
PixArt Imaging, Inc.	11,440	77,371
Polaris Securities Co., Ltd.	928,295	464,945
Pou Chen Corp.	1,265,887	772,383
Powerchip Semiconductor Corp.(1)	1,907,153	161,116
Powertech Technology, Inc.	54,395	112,774
President Chain Store Corp.	545,000	1,393,221
ProMOS Technologies, Inc.(1)	1,055,000	35,370
Qisda Corp.	619,000	228,816
Quanta Computer, Inc.	540,659	868,795
Radiant Opto-Electronics Corp.	178,000	203,197
Realtek Semiconductor Corp.	54,540	100,770
RichTek Technology Corp.	24,035	150,382
Ritek Corp.(1)	897,000	223,737
Ruentex Development Co., Ltd.	246,000	205,732
Ruentex Industries, Ltd.	197,000	218,283
Shin Kong Financial Holding Co., Ltd.	1,204,856	499,132
Siliconware Precision Industries Co.	127,260	147,244
Siliconware Precision Industries Co. ADR	74,607	462,563
Simplo Technology Co., Ltd.	44,000	176,182
Sincere Navigation	188,000	210,973
Sino-American Silicon Products, Inc.	47,954	129,733
SinoPac Financial Holdings Co., Ltd.	1,443,000	502,819
Solar Applied Materials Technology Corp.	73,430	166,461
Synnex Technology International Corp.	539,187	874,956
Tainan Spinning Co., Ltd.	460,000	153,403
Taiwan Business Bank(1)	1,412,539	341,363
Taiwan Cement Corp.	689,924	657,101
Taiwan Cooperative Bank	1,015,166	582,314
Taiwan Fertilizer Co., Ltd.	207,000	611,868
Taiwan Glass Industrial Corp.	207,360	136,615
Taiwan Kolin Co., Ltd.(1)(5)	995,000	0
Taiwan Mobile Co., Ltd.	802,281	1,367,411
Taiwan Semiconductor Manufacturing Co., Ltd.	3,928,233	6,447,016
Taiwan Tea Corp.(1)	419,000	230,346
Tatung Co., Ltd.(1)	766,000	188,007
Teco Electric & Machinery Co., Ltd.	389,000	154,562
Teco Electric & Machinery Co., Ltd. GDR	42	168
Transcend Information, Inc.	60,876	153,097
Tripod Technology Corp.	48,336	80,538
TSRC Corp.	214,000	259,689
Tung Ho Steel Enterprise Corp.	274,000	260,168
U-Ming Marine Transport Corp.	202,000	392,133
Uni-President Enterprises Corp.	2,533,188	2,601,865
Unimicron Technology Corp.	108,171	82,521
United Microelectronics Corp.	1,706,361	574,944

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Taiwan (continued)

United Microelectronics Corp. ADR	93,397	$246,568
Vanguard International Semiconductor Corp.	234,175	92,395
Via Technologies, Inc.(1)	142,000	52,388
Walsin Lihwa Corp.	1,085,980	345,742
Wan Hai Lines, Ltd.	577,500	267,932
Waterland Financial Holdings	348,978	99,285
Winbond Electronics Corp.(1)	338,000	51,867
Wistron Corp.	266,680	440,281
WPG Holdings Co., Ltd.	196,823	194,011
Yageo Corp.	303,000	60,993
Yang Ming Marine Transport	667,916	238,110
Yuen Foong Yu Paper Manufacturing Co., Ltd.	321,873	96,842
Yulon Motor Co., Ltd.	525,420	497,477
Zinwell Corp.	179,486	287,839

		$78,427,995

Thailand — 3.2%

Advanced Info Service PCL(4)	1,382,200	$3,671,532
Airports of Thailand PCL(4)	425,700	334,238
Amata Corp. PCL(4)	225,600	35,095
Asian Property Development PCL(4)	1,841,000	257,210
Bangkok Bank PCL	575,800	1,816,383
Bangkok Bank PCL(4)	264,800	866,574
Bangkok Bank PCL NVDR	35,000	110,408
Bangkok Dusit Medical Services PCL(4)	781,000	520,361
Bangkok Expressway PCL(4)	470,900	230,820
Bangkok Land PCL(1)(4)	4,038,900	40,306
Bank of Ayudhya PCL(4)	1,814,000	768,661
Banpu PCL(4)	135,800	1,339,194
BEC World PCL(4)	2,033,100	1,247,191
Big C Supercenter PCL(4)	113,000	143,447
Bumrungrad Hospital PCL(4)	503,200	384,009
Cal-Comp Electronics (Thailand) PCL(4)	1,800,000	115,175
Central Pattana PCL(4)	540,700	311,057
Ch. Karnchang PCL(4)	968,000	106,829
Charoen Pokphand Foods PCL(4)	5,627,300	789,507
CP Seven Eleven PCL(4)	4,567,700	2,292,564
Delta Electronics (Thailand) PCL(4)	934,670	351,153
Electricity Generating PCL(4)	189,500	416,075
G Steel PCL(1)(4)	3,786,500	44,456
Glow Energy PCL(4)	407,100	406,264
Hana Microelectronics PCL(4)	1,084,100	515,480
IRPC PCL(4)	3,989,000	379,347
Italian-Thai Development PCL(1)(4)	7,788,600	640,096
Kasikornbank PCL	1,026,000	2,171,273
Kiatnakin Bank PCL(4)	125,000	59,620
Krung Thai Bank PCL(4)	2,016,100	529,618
Land & Houses PCL	697,800	103,882
Land & Houses PCL(4)	5,499,500	867,444
Loxley PCL(1)(4)	2,001,400	148,034
Major Cineplex Group PCL(4)	754,100	151,617
MBK PCL(4)	64,500	101,284
Minor International PCL(4)	3,079,174	718,504
Phatra Securities PCL(4)	108,600	53,551
Precious Shipping PCL(4)	622,500	303,302
PTT Aromatics & Refining PCL(4)	442,058	234,847
PTT Chemical PCL(4)	127,289	195,211
PTT Exploration & Production PCL(4)	783,100	3,103,373
PTT PCL(4)	588,500	4,041,943
Quality House PCL(4)	4,710,000	201,837
Ratchaburi Electricity Generating Holding PCL(4)	578,300	645,007
Saha-Union PCL(4)	98,700	40,558
Sahaviriya Steel Industries PCL(1)(4)	3,429,300	71,465
Samart Corp. PCL(4)	1,606,500	261,699
Shin Corp. PCL(4)	426,000	247,573
Siam Cement PCL	53,000	240,465
Siam Cement PCL(4)	340,600	1,605,513
Siam City Bank PCL(4)	896,500	428,910
Siam City Cement PCL(4)	42,900	211,541
Siam Commercial Bank PCL(4)	722,800	1,591,136
Siam Makro PCL(4)	157,600	335,368
Sino Thai Engineering & Construction PCL(1)(4)	1,553,400	179,642
Thai Airways International PCL(1)(4)	520,200	216,814
Thai Beverage PCL	3,621,000	537,110
Thai Oil PCL(4)	490,400	510,983
Thai Plastic & Chemicals PCL(4)	215,100	106,698
Thai Stanley Electric PCL(4)	26,000	70,972
Thai Union Frozen Products PCL(4)	872,300	599,114
Thanachart Capital PCL(4)	523,300	210,426
Thoresen Thai Agencies PCL(4)	395,890	255,638
Ticon Industrial Connection PCL(4)	191,400	34,269
Tisco Financial Group PCL(4)	150,000	81,010
TMB Bank PCL(1)(4)	3,870,000	97,687
Total Access Communication PCL	475,000	427,864
TPI Polene PCL(1)(4)	305,500	50,214
True Corp. PCL(1)(4)	3,934,500	272,539

		$40,448,987

Turkey — 3.0%

Adana Cimento Sanayii TAS	63,520	$161,436
Akbank TAS	491,611	2,178,556
Akcansa Cimento AS	38,000	85,146
Akenerji Elektrik Uretim AS	33,055	212,592
Aksa Akrilik Kimya Sanayii AS(1)	228,054	220,910

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Turkey (continued)

Aksigorta AS	99,300	$257,110
Alarko Holding AS	200,649	372,624
Anadolu Anonim Turk Sigorta Sirketi	76,824	63,867
Anadolu Cam Sanayii AS(1)	60,819	62,572
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	1,987,850
Arcelik AS(1)	219,421	329,432
Asya Katilim Bankasi AS(1)	389,200	533,118
Aygaz AS	177,606	414,196
Bagfas Bandirma Gubre Fabrikalari AS	8,000	392,917
BIM Birlesik Magazalar AS	46,548	1,624,022
Bursa Cimento Fabrikasi AS	40,782	142,484
Cimsa Cimento Sanayi ve Ticaret AS	64,400	167,388
Coca-Cola Icecek AS	65,400	370,215
Dogan Sirketler Grubu Holding AS(1)	985,552	708,722
Dogus Otomotiv Servis ve Ticaret AS(1)	31,400	74,733
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	110,447
Enka Insaat ve Sanayi AS	377,695	1,166,730
Eregli Demir ve Celik Fabrikalari TAS(1)	710,494	2,025,419
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	235,115
GSD Holding AS(1)	219,000	89,788
Gubre Fabrikalari TAS(1)	59,700	287,851
Haci Omer Sabanci Holding AS	332,750	883,262
Hurriyet Gazetecilik ve Matbaacilik AS(1)	150,605	113,540
Ihlas Holding AS(1)	581,300	160,369
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	429,123
KOC Holding AS(1)	1,246,375	2,130,313
Net Holding AS(1)	180,000	61,082
Petkim Petrokimya Holding AS(1)	89,300	374,066
Petrol Ofisi AS(1)	123,246	409,683
Sekerbank TAS(1)	148,250	152,740
Selcuk Ecza Deposu Ticaret ve Sanayi AS	202,500	285,106
Tekfen Holding AS(1)	307,071	694,146
Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii AS(1)	228,600	400,153
Tofas Turk Otomobil Fabrikasi AS	106,900	185,011
Trakya Cam Sanayii AS(1)	340,082	273,967
Tupras-Turkiye Petrol Rafinerileri AS	73,741	894,816
Turcas Petrolculuk AS	129,099	332,329
Turk Hava Yollari Anonim Ortakligi (THY) AS	666,740	997,632
Turk Sise ve Cam Fabrikalari AS(1)	458,603	371,218
Turk Telekomunikasyon AS	160,000	498,312
Turk Traktor ve Ziraat Makineleri AS	17,700	65,472
Turkcell Iletisim Hizmetleri AS	683,494	3,778,822
Turkcell Iletisim Hizmetleri AS ADR	38,494	533,527
Turkiye Garanti Bankasi AS(1)	1,538,174	4,111,751
Turkiye Halk Bankasi AS	203,500	797,052
Turkiye Is Bankasi	651,188	1,894,714
Turkiye Sinai Kalkinma Bankasi AS(1)	119,997	69,482
Turkiye Vakiflar Bankasi TAO(1)	491,121	733,015
Ulker Gida Sanayi ve Ticaret AS	89,129	148,175
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	251,560
Vestel Elektronik Sanayi ve Ticaret AS(1)	81,607	79,310
Yapi ve Kredi Bankasi AS(1)	616,893	902,732
Yazicilar Holding AS	39,000	169,451
Zorlu Enerji Elektrik Uretim AS(1)	36,100	95,755

		$37,552,926

United Arab Emirates — 1.4%

Aabar Petroleum Investments Co. (PJSC)(1)	942,500	$486,648
Abu Dhabi Commercial Bank	1,552,586	676,266
Abu Dhabi National Hotels	832,200	1,022,197
Air Arabia	3,792,100	963,605
Ajman Bank (PJSC)(1)	1,582,800	465,396
Aldar Properties (PJSC)	997,500	1,011,652
Arabtec Holding Co.(1)	2,043,900	1,466,109
Aramex (PJSC)(1)	2,882,464	943,418
Dana Gas(1)	7,928,000	2,272,255
DP World, Ltd.	3,908,940	1,411,127
Dubai Financial Market	2,909,600	1,280,907
Dubai Investments (PJSC)	317,768	100,398
Emaar Properties (PJSC)(1)	1,873,900	1,408,370
Emirates NBD (PJSC)	297,000	283,231
First Gulf Bank (PJSC)	174,400	629,920
Gulf Navigation Holding	1,360,300	279,943
Islamic Arabic Insurance Co.(1)	1,335,600	415,731
National Bank of Abu Dhabi	99,000	262,854
Ras Al Khaimah Cement Co.	965,600	318,541
Ras Al Khaimah Co.(1)	444,300	109,487
Ras Al Khaimah Properties (PJSC)	2,126,400	408,312
Sorouh Real Estate Co.	733,300	540,815
Takaful Al Emarat Insurance Co.(1)	575,600	244,307
Union National Bank	174,790	163,625
Union Properties(1)	1,288,350	323,147
Waha Capital (PJSC)	1,717,400	354,364

		$17,842,625

Vietnam — 0.3%

FPT Corp.	71,900	$282,232
PetroVietnam Drilling and Well Services JSC	71,510	336,502
Petrovietnam Fertilizer and Chemical JSC	147,340	350,121
Pha Lai Thermal Power JSC(1)	99,500	149,994
Saigon Securities, Inc.	198,960	713,221
Songda Urban & Industrial Zone Investment & Development JSC	77,140	415,525

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Vietnam (continued)

Tan Tao Investment Industry Co.(1)	189,750	$364,051
Vietnam Dairy Products JSC	43,300	223,358
Vincom JSC(1)	135,400	565,816
Vinh Son - Song Hinh Hydropower JSC	118,100	218,463

		$3,619,283

Zimbabwe — 0.1%

Ariston Holdings, Ltd.(1)	597,393	$8,364
Barclays Bank Zimbabwe(1)	754,686	90,562
Dawn Properties(1)	369,831	7,397
Delta Corp., Ltd.(1)	807,488	322,995
Econet Wireless Holdings, Ltd.	96,681	289,076
Hwange Colliery Co., Ltd.(1)	693,000	346,500
Meikles Africa, Ltd.(1)	60,013	49,211
NMBZ Holdings, Ltd.(1)	994,355	8,949
OK Zimbabwe(1)	211,870	13,348
Old Mutual PLC	80,448	88,493
Pelhams, Ltd.(1)	86,835	217
Zimbabwe Sun, Ltd.	123,277	13,560

		$1,238,672

Total Common Stocks
(identified cost $1,045,309,258)		$1,222,058,290

Convertible Bonds — 0.0%

	Principal
Security	Amount	Value

Oman — 0.0%

Bank Muscat SAOG, 7.00%, 3/20/14	$22,360	$52,373

Total Convertible Bonds
(identified cost $0)		$52,373

Equity-Linked Securities — 0.1%

Security	Maturity Date	Shares	Value

Al Rajhi Bank (HSBC Bank plc)(1)(3)(6)	4/30/12	38,600	$645,864
Saudi Basic Industries Corp. (HSBC Bank plc)(1)(3)(6)	3/26/12	35,800	599,013

Total Equity-Linked Securities
(identified cost $1,411,968)			$1,244,877

Investment Funds — 1.1%

Security	Shares	Value

Saudi Arabia Investment Fund, Ltd.	194,982	$7,175,337
Vietnam Enterprise Investments, Ltd.(1)	3,974,633	6,359,413
Vietnam Growth Fund, Ltd.(1)	17,646	149,991

Total Investment Funds
(identified cost $20,595,597)		$13,684,741

Rights(1) — 0.0%

Security	Shares	Value

China Resources Power Holdings Co., Ltd., Exp. 7/10/09	19,000	$7,845
Companhia de Transmissao de Energia Electrica Paulista, Exp. 7/17/09	263	201
Polski Koncern Miesny Duda SA	48,000	0
SK Broadband Co., Ltd., Exp. 7/16/09	11,239	1,765

Total Rights
(identified cost $0)		$9,811

Warrants(1) — 0.0%

Security	Shares	Value

Bangkok Land PCL, Exp. 5/02/13, strike THB 1.10	1,565,465	$2,757
IJM Corp. Bhd, Exp. 9/11/13, strike MYR 1.35	43,780	7,037
Ticon Industrial Connection PCL, Exp. 1/31/14, strike THB 20.00	63,800	581
Ticon Industrial Connection PCL, Exp. 5/22/11, strike THB 8.00	31,900	777

Total Warrants
(identified cost $0)		$11,152

Total Investments — 98.7%
(identified cost $1,067,316,823)		$1,237,061,244

Other Assets, Less Liabilities — 1.3%		$16,290,655

Net Assets — 100.0%		$1,253,351,899

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Ltd.

PFC Shares - Preference Shares

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities is $3,763,083 or 0.3% of the Fund’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	14.8%	$185,620,981
Hong Kong Dollar	6.2%	77,793,199
Mexican Peso	6.1%	77,087,270
New Taiwan Dollar	6.1%	76,966,308
Indian Rupee	5.7%	71,428,244
South African Rand	5.7%	70,960,754
South Korean Won	5.5%	68,911,665
Brazilian Real	5.3%	65,965,943
Indonesian Rupiah	3.4%	43,159,559
Thailand Baht	3.2%	39,488,128
Hungarian Forint	3.1%	39,342,183
Malaysian Ringgit	3.0%	37,230,498
New Turkish Lira	3.0%	37,019,399
Polish Zloty	2.8%	35,543,458
Czech Koruna	2.7%	34,431,103
Chilean Peso	1.7%	21,487,641
Egyptian Pound	1.6%	19,516,240
Israeli Shekel	1.5%	19,501,176
Moroccan Dirham	1.5%	18,632,442
Qatari Rial	1.5%	18,209,207
Philippine Peso	1.4%	17,940,137
United Arab Emirates Dirham	1.3%	16,431,498
Euro	1.1%	13,308,915
Other currency, less than 1% each	10.5%	131,085,296

Total Investments	98.7%	$1,237,061,244

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	23.4%	$293,063,029
Telecommunication Services	11.6%	145,010,074
Energy	11.0%	137,686,488
Materials	10.6%	132,478,170
Industrials	10.1%	127,382,456
Consumer Staples	7.7%	96,315,714
Consumer Discretionary	6.0%	75,579,510
Information Technology	5.5%	69,781,354
Utilities	5.0%	62,470,065
Diversified	3.6%	44,833,188
Health Care	3.1%	38,755,492
Investment Funds	1.1%	13,684,741
Other	0.0%	20,963

Total Investments	98.7%	$1,237,061,244

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investments, at value (identified cost, $1,067,316,823)	$1,237,061,244
Cash	7,534,549
Foreign currency, at value (identified cost, $1,425,280)	1,418,959
Dividends and interest receivable	4,966,175
Receivable for Fund shares sold	4,275,292
Tax reclaims receivable	47,545

Total assets	$1,255,303,764

Liabilities

Payable for investments purchased	$23,224
Payable for Fund shares redeemed	1,320,007
Accrued foreign capital gains taxes	608,634

Total liabilities	$1,951,865

Net Assets	$1,253,351,899

Sources of Net Assets

Paid-in capital	$1,182,462,567
Accumulated net realized loss	(95,788,268)
Accumulated distributions in excess of net investment income	(2,562,731)
Net unrealized appreciation	169,240,331

Total	$1,253,351,899

Class I Shares

Net Assets	$1,253,351,899
Shares Outstanding	37,914,114
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$33.06

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

Statement of Operations

For the Year Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $3,797,990)	$34,331,764
Interest	47,514

Total investment income	$34,379,278

Expenses

Investment adviser fee	$4,652,674
Administration fee	5,169,638
Other expenses	911

Total expenses	$9,823,223

Net investment income	$24,556,055

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions, net of foreign capital gains taxes of $146,342	$(94,188,419)
Foreign currency transactions	(2,309,467)

Net realized loss	$(96,497,886)

Change in unrealized appreciation (depreciation) —
Investments, net of decrease in accrued foreign capital gains taxes of $758,431	$(346,420,045)
Foreign currency	82,460

Net change in unrealized appreciation (depreciation)	$(346,337,585)

Net realized and unrealized loss	$(442,835,471)

Net decrease in net assets from operations	$(418,279,416)

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	June 30, 2009	June 30, 2008

From operations —
Net investment income	$24,556,055	$22,936,916
Net realized gain (loss) from investment and foreign currency transactions	(96,497,886)	12,407,584
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(346,337,585)	(12,481,132)

Net increase (decrease) in net assets from operations	$(418,279,416)	$22,863,368

Distributions to shareholders —
From net investment income	$(24,564,198)	$(24,180,507)
From net realized gain	—	(18,846,596)

Total distributions to shareholders	$(24,564,198)	$(43,027,103)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$518,219,403	$483,343,564
Net asset value of shares issued to shareholders in payment of distributions declared	16,340,953	33,197,997
Cost of shares redeemed	(300,104,714)	(211,470,153)
Redemption fees	5,540,007	3,242,491

Net increase in net assets from Fund share transactions	$239,995,649	$308,313,899

Net increase (decrease) in net assets	$(202,847,965)	$288,150,164

Net Assets

At beginning of year	$1,456,199,864	$1,168,049,700

At end of year	$1,253,351,899	$1,456,199,864

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(2,562,731)	$(242,020)

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended June 30,

	2009	2008	2007	2006	2005

Net asset value — Beginning of year	$47.940	$47.670	$31.600	$23.880	$17.340

Income (Loss) From Operations

Net investment income(1)	$0.731	$0.857	$0.700	$0.550	$0.420
Net realized and unrealized gain (loss)	(15.029)	0.953	16.070	7.810	6.350

Total income (loss) from operations	$(14.298)	$1.810	$16.770	$8.360	$6.770

Less Distributions

From net investment income	$(0.747)	$(0.933)	$(0.750)	$(0.660)	$(0.280)
From net realized gain	—	(0.728)	—	—	—

Total distributions	$(0.747)	$(1.661)	$(0.750)	$(0.660)	$(0.280)

Purchase and Redemption fees(1)	$0.165	$0.121	$0.050	$0.020	$0.050

Net asset value — End of year	$33.060	$47.940	$47.670	$31.600	$23.880

Total Return(2)	(29.00)%	3.71%	53.79%	35.35%	39.46%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,253,352	$1,456,200	$1,168,050	$557,634	$298,055
Ratios (As a percentage of average daily net assets):
Expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	2.37%	1.68%	1.80%	1.84%	1.99%
Portfolio Turnover	14%	4%	6%	9%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when in the services’ judgement, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $6,576,373 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2017.

Additionally, at June 30, 2009, the Fund had a net currency loss of $745,766 and a net capital loss of $86,877,857 attributable to foreign currency and security transactions, respectively, incurred after October 31, 2008. These losses are treated as arising on the first day of the Fund’s taxable year ending June 30, 2010.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended June 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

J  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund’s investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund’s repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended June 30, 2009 and June 30, 2008 was as follows:

	Year Ended June 30,
	2009	2008

Distributions declared from:
Ordinary income	$24,564,198	$24,180,507
Long-term capital gains	—	18,846,596

During the year ended June 30, 2009, accumulated net realized loss was decreased by $2,298,903, accumulated distributions in excess of net investment income was increased by $2,312,568, and paid-in capital was increased by $13,665 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2009, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$4,332,796
Capital loss carryforward and post October losses	$(94,199,996)
Net unrealized appreciation	$160,756,532

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2009, the investment adviser fee amounted to $4,652,674. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates, LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2009, the administration fee amounted to $5,169,638. EVM also pays all ordinary operating expenses of the Fund (excluding the adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $381,326,239 and $149,288,519, respectively, for the year ended June 30, 2009.

5   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2009	2008

Sales	17,570,464	9,521,355
Issued to shareholders electing to receive payments of distributions in Fund shares	645,377	624,706
Redemptions	(10,676,420)	(4,274,500)

Net increase	7,539,421	5,871,561

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

For the years ended June 30, 2009 and June 30, 2008, the Fund received $5,540,007 and $3,242,491, respectively, in redemption fees.

6   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,075,800,622

Gross unrealized appreciation	$307,433,816
Gross unrealized depreciation	(146,173,194)

Net unrealized appreciation	$161,260,622

7   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2009.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective July 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$49,667,681	$407,897,767		$0	$457,565,448
Emerging Europe	25,784,197	241,744,837		—	267,529,034
Latin America	227,535,809	49		—	227,535,858
Middle East/Africa	46,232,579	223,195,371		—	269,427,950

Total Common Stocks	$349,220,266	$872,838,024	*	$0	$1,222,058,290
Convertible Bonds	—	52,373		—	52,373
Equity-Linked Securities	—	1,244,877		—	1,244,877
Investment Funds	—	13,684,741		—	13,684,741
Rights	201	9,610		—	9,811
Warrants	11,152	—		—	11,152

Total Investments	$349,231,619	$887,829,625		$0	$1,237,061,244

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2008	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(226,424)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	226,424

Balance as of June 30, 2009	$0

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2009*	$(226,424)

*	Amount is included in the related amount on investments on the Statement of Operations.

All Level 3 investments held at June 30, 2009 were valued at $0.

10   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the year ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 18, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Easton Vance Series Trust II
and Shareholders of Eaton Vance Tax-Managed
Emerging Markets Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Emerging Markets Fund (the “Fund”) (one of the series of Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2009, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended June 30, 2007, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated August 15, 2007.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 18, 2009

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2009

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income. The Fund designates $22,849,431, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit. The Fund paid foreign taxes of $3,507,642 and recognized foreign source income of $38,129,754.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), and the sub-advisory agreement with Parametric Portfolio Associates, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates, LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a direct, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies and 4 private companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	175	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	175	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	175	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002-2005).	175	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	175	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	175	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	175	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies)

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	175	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	175	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Michael W. Weilheimer 2/11/61	President	Since 2002	Vice President of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Investment Adviser and Administrator of
Eaton Vance Tax-Managed Emerging Markets Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Tax-Managed Emerging Markets Fund
Parametric Portfolio Associates, LLC
1151 Fairview Avenue N.
Seattle, WA 98109

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Tax-Managed Emerging Markets Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2050-8/09	TMEMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.
The following table represents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2008 and June 30, 2009 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.
Eaton Vance Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2008	6/30/2009

Audit Fees	$68,000	$68,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$10,140	$10,140

All Other Fees(3)	$0	$0

Total	$78,140	$78,140

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/07	6/30/08	10/31/08	6/30/09

Audit Fees	$15,000	$68,000	$16,555	$68,000

Audit-Related Fees(1)	$0	$0	$0	$0

Tax Fees(2)	$11,000	$10,140	$11,390	$10,140

All Other Fees(3)	$0	$0	$0	$0

Total	$26,000	$78,140	$27,945	$78,140

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
During the Fund’s fiscal years ended June 30, 2008 and June 30, 2009, $35,000 was billed each fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by each Series’s respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/07	6/30/08	10/31/08	6/30/09

Registrant(1)	$11,000	$10,140	$11,390	$10,140

Eaton Vance(2)	$286,446	$449,087	$317,301	$276,982
(1) Includes all of the Series in the Trust.
(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:    August 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:    August 13, 2009

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:    August 13, 2009